Registration Nos. 333-84639
				  811-09521

	SECURITIES AND EXCHANGE COMMISSION
	      WASHINGTON, DC 20549
	----------------------------------

		  FORM N-1A
		  ---------

	REGISTRATION STATEMENT UNDER THE
	    SECURITIES ACT OF 1933	     [X]


	Pre-Effective Amendment No.          [ ]


	Post-Effective Amendment No. 26      [X]

		  and/or


	REGISTRATION STATEMENT UNDER THE
	 INVESTMENT COMPANY ACT OF 1940      [X]


		Amendment No. 29	     [X]
		----------------

	(Check appropriate box or boxes)



	      MANAGERS AMG FUNDS
	      ------------------

	(Exact Name of Registrant as
	    Specified in Charter)

	  800 Connecticut Avenue,
	Norwalk, Connecticut 06854
	--------------------------
  (Address of Principal Executive Offices)

	   Philip H. Newman, P.C.
	    Goodwin Procter LLP
	      Exchange Place
	   Boston, MA 02109-2881
    	  ----------------------
   (Name and Address of Agent for Service)


	As soon as practicable after the effective
           date of this Registration Statement
	-------------------------------------------
	(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective
(check appropriate box):



 X Immediately upon filing pursuant to paragraph (b)	   On (date) pursuant to paragraph (b)
--- 							---

   60 days after filing pursuant to paragraph (a)(1)	   On (date) pursuant to paragraph (a)(1)
---                                                     ---

   75 days after filing pursuant to (a)(2) of Rule 485     On (date) pursuant to paragraph (a)(2) of Rule 485
---							---



If appropriate, check the following box:

     This post-effective amendment designates a new
--- effective date for a previously filed post-effective amendment.

		MANAGERS AMG FUNDS
		==================

	       SYSTEMATIC VALUE FUND
		    PROSPECTUS
	       =====================

		Institutional Class
		-------------------

                   Investor Class
		   --------------

		   *  *  *  *  *


                dated July 1, 2004
	        ------------------


The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

		Systematic Value Fund
		---------------------
		  TABLE OF CONTENTS
		  -----------------

				  Page

KEY INFORMATION 		   1
---------------
Systematic Value Fund 		   1

PERFORMANCE SUMMARY 	           3
-------------------

FEES AND EXPENSES OF THE FUND 	   3
Fees and Expenses 	           3
Example 	                   4

SYSTEMATIC VALUE FUND 	       	   5
---------------------
Objective 			   5
Principal Investment Strategies    5
Should You Invest in this Fund'    6

MANAGERS AMG FUNDS 	           6
------------------

PAST PERFORMANCE OF OTHER
  SYSTEMATIC ACCOUNTS 	           8
-------------------------

FINANCIAL HIGHLIGHTS 	          11
--------------------

YOUR ACCOunt		          13
------------
Minimum Investments in the Fund   13

HOW TO PURCHASE SHARES 	          15
----------------------
DISTRIBUTION PLAN 	          15
-----------------
HOW TO SELL SHARES 	          16
------------------
INVESTOR SERVICES 	          17
-----------------
OPERATING POLICIES 	          18
------------------
FREQUENT TRADING POLICY	          18
-----------------------
ACCOUNT STATEMENTS 	          19
------------------
DIVIDENDS AND DISTRIBUTIONS 	  19
---------------------------
TAX INFORMATION 	          19
---------------
CONTACT INFORMATION 	          21
-------------------
ADDITIONAL INFORMATION 	          22
----------------------

			KEY INFORMATION
			===============

This Prospectus contains important information for anyone interested in investing in the Institutional Class shares or the Investor
Class shares of the SYSTEMATIC VALUE FUND
(the "Fund"), a series of MANAGERS AMG FUNDS.
Please read this document carefully before you invest and keep it for future reference. You should base your purchase of shares of the Fund on your own goals, risk preferences and investment time horizons.

Summary of the Goals, Principal Strategies and
  Principal Risk Factors of the Fund
----------------------------------------------

The following is a summary of the goal, principal strategies and principal risk factors of the Fund.




						        Principal
Goal 			Principal Strategies 	        Risk Factors
----			--------------------	        ------------
Long-term capital      Primarily invests in common 	Market Risk
appreciation 	       and preferred stocks of 	        Management Risk
	               medium- and large- 	        Sector Risk
	               capitalization U.S. companies 	Value Stock Risk
							Mid-Capitalization
		       Invests in companies that, at 	Stock Risk
	               the time of purchase, have 	Large-Capitalization
	               market capitalizations over 	Stock Risk
		       $3 billion

	               Ordinarily chooses investments
	               believed to be undervalued
	               relative to a company's
	               historic and expected earnings




All investments involve some type and level of risk.
Risk is the possibility that you will lose money or not make any additional money by investing in the Fund.
Before you invest, please make sure that you have read, and understand, the risk factors that apply to the Fund.
The following is a discussion of the principal risk factors of the Fund.

Market Risk
-----------
The Fund is subject to the risks generally of investing in stocks, commonly referred to as "market risk." Market risk includes the risk of sudden and unpredictable drops in value of the market as a whole and periods of lackluster performance. Despite unique influences on individual companies, stock prices, in general, rise and fall as a result of investors' perceptions of the market as a whole.

The consequences of market risk are that if the stock market drops in value, the value of a Fund's portfolio of investments is also likely to decrease in value. The increase or decrease in the value of a Fund's investments, in percentage terms, may be more or less than the increase or decrease in the value of the market.

Management Risk
---------------
The Fund is subject to management risk because it is an actively managed investment portfolio. Management risk is the chance that poor security selection will cause the Fund to underperform other funds with similar objectives. The success of a Fund's investment strategy depends significantly on the skill of Systematic
Financial Management, L.P. ("Systematic"), the Fund's subadvisor, in assessing the potential of the securities in which the Fund invests. Systematic will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired result.

Sector Risk
-----------
Companies that are in similar businesses may be similarly affected by particular economic or market events, which may in certain circumstances cause the value of securities in all companies of a particular sector of the market to decrease. To the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Diversification among groups of companies in different businesses may reduce sector risk but may also dilute potential returns.

Value Stock Risk
----------------
"Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. With value investing, a stock may not achieve its expected value because the circumstances causing it to be underpriced do not change. For this reason, the Fund may underperform other stock funds (such as growth stock funds) when value stocks are out of favor.

Mid-Capitalization Stock Risk
-----------------------------
Mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies.
These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

For these and other reasons, to the extent it invests in mid-cap stocks, the Fund may underperform other stock funds (such as funds that focus on small or large capitalization companies) when stocks of medium-sized companies are out of favor.

Large-Capitalization Stock Risk
-------------------------------
Large capitalization companies tend to compete in mature product markets and do not typically experience the level of sustained growth of smaller companies and companies competing in less mature product markets. Also, large capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges or changes in business, product, financial or other market conditions.
For these and other reasons, the Fund may underperform other stock funds (such as funds that focus on small- and medium-capitalization companies) when stocks of large capitalization companies are out of favor.

		PERFORMANCE SUMMARY
		===================
The following bar charts and tables illustrate the risks of investing in the Fund by showing the Fund's annual total returns since the Fund's inception on April 1, 2002 and how the annual performance has varied. The chart assumes that all dividend and capital gain distributions have been reinvested. Past performance does not guarantee future results. If the Managers
Funds LLC had not agreed to limit Fund
expenses, returns would have been lower.

		Annual Total Returns
	       (Institutional Class)*
	       ----------------------

Year		Annual Total Return
-----		-------------------

2003		 33.8%

Best Quarter: 18.08% (2nd Quarter 2003)
Worst Quarter:  -14.44% (3rd Quarter 2002)
Year-to-Date (1/1/04-3/31/04):  2.61%


The following table compares the Fund's performance to that of a broadly based securities market index.
The table assumes that dividends and capital gain distributions have been reinvested for the Fund and the index. No performance is shown for the Investor Class because it has not commenced offering its shares. As always, past performance (before and after taxes) is not an indication of how the Fund will perform in the future.

            Average Annual Total Returns
                as of 12/31/03 (1)
  	       (Institutional Class)
	    ----------------------------


Systematic Value Fund
(inception date: April 1, 2002)				Since
Institutional Class			1 Year		Inception
-------------------			------		---------
Return Before Taxes 			33.79%		6.75%
Return After Taxes on Distributions 	31.81%		5.80%
Return After Taxes on Distributions	21.95%		5.20%
  and Sale of Fund Shares
Russell 1000 Value Index (2) 		30.03%		3.32%




The Russell 1000 Value Index is a market-capitalization weighted index of 1000 U.S.
common stocks.

(1) After-tax returns are calculated by Lipper.
After-tax returns are calculated using the historical highest individual federal marginal income taxes and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) Reflects no deduction for fees, expenses or taxes.

		FEES AND EXPENSES OF THE FUND
		=============================

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class or Investor Class shares of the Fund.

Fees and Expenses
-----------------
	   Shareholder fees (fees paid directly
		   from your investment)
	   ------------------------------------




					Institutional	Investor
				   	   Class	  Class
					-------------	--------
Maximum Sales Charge (Load)
 Imposed on Purchases (as a
 percentage of the offering price) 	None		None
Maximum Deferred Sales Charge (Load) 	None		None
Maximum Sales Charge (Load) Imposed
 on Reinvested Dividends and Other
 Distributions 				None		None
Redemption Fee 				None		None




		Annual Fund Operating Expenses
	(expenses that are deducted from Fund assets)
	---------------------------------------------




				Institutional		Investor
			  	   Class	          Class
				-------------		--------
Management Fee 			     0.70%		0.70%
Distribution (12b-1) Fees 	     0.00%		0.25%
Other Expenses 			     0.65%		0.65%
				    ------	       ------
Total Annual Fund Operating Expenses 1.35%		1.60%
Fee Waiver and Reimbursement (1)    -0.45%	       -0.45%
				    ------	       ------
Net Annual Fund Operating Expenses   0.90%		1.15%
				    ======	       ======


(1) The Managers Funds LLC (the "Investment Manager") and Systematic have contractually agreed, through July 1, 2005, to limit Net Annual Fund Operating
Expenses (exclusive of taxes, interest, brokerage costs and extraordinary items) to 0.90% and 1.15% of the average daily net assets of the Institutional
Class and Investor Class, respectively, subject to later reimbursement by the Fund in certain circumstances.
In general, for a period of up to three years from the time of any waiver or payment pursuant to the Fund's contractual expense limitation, the Investment
Managermay recover from the Fund fees waived and expenses paid to the extent that the Fund's Net
Annual Fund Operating Expenses do not exceed the contractual expense limitation amount. See
"Managers AMG Funds."

Example
-------
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Institutional
Class shares and Investor Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:





			1 Year 	3 Years 5 Years 10 Years
			------  ------- ------- -------
Institutional Class 	$92 	$383 	$696 	$1,585
Investor Class	       $117	$461	$828	$1,862



The Example reflects the impact of the Fund's contractual expense limitation through July 1, 2005, for each period covered by the Example. The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

			SYSTEMATIC VALUE FUND
			=====================

Objective
---------
The Fund's investment objective is to achieve long-term capital appreciation.

Principal Investment Strategies
-------------------------------
The Fund invests at least 80% of its net assets in common and preferred stocks of medium- and large-capitalization U.S. companies. The term "medium- and large-capitalization companies" refer to companies that, at the time of purchase, have market capitalizations over $3 billion. Systematic, the Fund's subadvisor selects stocks of companies that it believes are undervalued relative to a company's historic and expected earnings.
Ordinarily, the Fund will invest in companies from all sectors of the market based on its fundamental research and analysis of various characteristics, including financial statements, sales and expense trends, earnings estimates, market position of the company and industry outlook.
Systematic also looks for "catalysts" which could positively or negatively affect prices of current and potential companies for the Fund.

Systematic's investment process emphasizes stocks with lower price earnings ratios, strong balance sheets and earnings potential confirmed through cash flow analysis.
Systematic conducts historic and expected earnings screening to identify approximately 65 top investment candidates. Systematic conducts comprehensive fundamental analysis on identified purchase candidates. As part of its fundamental analysis, Systematic looks for companies that will have strong earnings growth and improving margins, and which trade at valuations that are low relative to their historic and expected earnings. Ordinarily, the Fund will sell a stock if the company's financial position deteriorates, if the earnings outlook changes, or if there is a negative earnings surprise.

For temporary defensive purposes, the Fund may invest, without limit, in cash or high quality short-term debt securities, including repurchase agreements. To the extent that the Fund is invested in these instruments, the Fund will not be pursuing its investment objective.
Systematic may sell any security when it believes the sale is in the Fund's interest. This may result in active and frequent trading of portfolio securities which can increase portfolio turnover. Higher portfolio turnover may adversely affect Fund performance by increasing Fund's transaction costs and may increase your tax liability.

Should You Invest in this Fund?
-------------------------------
This Fund MAY be suitable if you:

- Are seeking an opportunity for some equity returns in your investment portfolio
- Are willing to accept a higher degree of risk for the opportunity of higher potential returns
- Have an investment time horizon of five years or more

This Fund MAY NOT be suitable if you:

- Are seeking stability of principal
- Are investing with a shorter time horizon in mind
- Are uncomfortable with stock market risk
- Are seeking current income

WHAT ARE YOU INVESTING IN?
--------------------------
You are buying shares of a pooled investment known as a mutual fund. It is professionally managed and gives you the opportunity to invest in a wide variety of companies, industries and markets. This Fund is not a complete investment program and there is no guarantee that the Fund will reach its stated goals.

			MANAGERS AMG FUNDS
			==================
Managers AMG Funds is part of the Managers Funds
Family of Funds, a mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks and policies.
The Fund is one of the funds currently available in the Managers Funds Family of Funds.

The Managers Funds LLC (the "Investment Manager" or "TMF"), located at 800 Connecticut Avenue, Norwalk,
CT 06854, serves as investment manager to the Fund and is responsible for the Fund's overall administration.
The Investment Manager also monitors the performance, security holdings and investment strategies of Systematic, the subadvisor of the Fund. Managers Distributors, Inc.
(the "Distributor"), a wholly-owned subsidiary of TMF, serves as the distributor for the Fund.

Systematic has day-to-day responsibility for managing the Fund's portfolio. Systematic, located at 300 Frank W.
Burr Boulevard, Glenpointe East, 7th Floor, Teaneck, NJ
07666, was formed in 1982. Affiliated Managers Group, Inc., an indirect wholly-owned subsidiary of which serves as Managing Member of TMF, indirectly owns a majority interest in Systematic. As of March 31, 2004, Systematic had assets under management of approximately $6.9 billion.

Kevin McCreesh and Ron Mushock are the portfolio managers for the Fund. Kevin McCreesh has been a Senior Portfolio
Manager with the firm since 1996. Ron Mushock has been a Portfolio Manager and Senior Equity Analyst with the firm since 1997. A team of senior analysts works closely with the investment team evaluating and selecting stocks for the Fund.

The Fund is obligated by its investment management agreement to pay an annual management fee to the Investment Manager of 0.70% of the average daily net assets of the Fund. The Investment Manager, in turn, pays Systematic 0.70% of the average daily net assets of the Fund for its services as subadvisor. Under its investment management agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund.

The Investment Manager has contractually agreed, through July 1, 2005, to waive fees and pay or reimburse the Institutional Class of the Fund to the extent total expenses (exclusive of taxes, interest, brokerage costs and extraordinary items) exceed 0.90% of the average daily net assets of the Institutional Class and 1.15% of the average daily net assets of the Investor Class. The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed to the Institutional Class in future years provided that the repayment occurs within three years after the waiver or reimbursement and that such repayment would not cause the expenses in any such future year to exceed 0.90% of the average daily net assets of the Institutional Class and 1.15% of the average daily net assets of the Investor Class. In addition to any other waiver or reimbursement agreed to by the Investment Manager, Systematic from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee.

	PAST PERFORMANCE OF OTHER SYSTEMATIC ACCOUNTS
        =============================================

The table below sets forth the investment performance for the period from January 1, 1994 to December 31, 2003 of Systematic's Large Cap Composite (the "Composite") which represents separate accounts of $5,000,000 or more (the "Accounts") managed by Systematic with investment objectives, policies and strategies substantially similar to those of the Fund.The Composite represents an asset-weighted composite of the internal rates of return for all the Accounts during each period indicated and has been adjusted to give effect on a quarterly basis to fees and expenses in the amount of 0.90%, which is the expense ratio of the Institutional
Class, net of contractual waivers and reimbursements.
(Returns would be lower if the expense ratio of the Investor Class, net of contractural waivers and reimbursements, were used instead.)The table illustrates how the performance of the Composite has varied over the past ten years, assuming reinvestment of all dividend and capital gain distributions. The Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended, which may have adversely affected performance. The performance shown below is not the performance of the Fund (which is shown elsewhere in the Prospectus) and is not indicative of the Fund's future performance. Returns for the Composite are calculated in accordance with industry standards for separate accounts not in the manner required for mutual funds by the SEC. The table compares the Composite's performance to the Russell 1000 Value
Index. Although used as a benchmark, the performance of the Russell 1000 Value Index does not reflect any fees or expenses.




						Russell
Average Annual 					1000 Value
Total Return: 			Composite 	  Index
--------------			---------	----------
1 Year 				 41.41% 	40.82%
3 Years 		 	  2.85% 	 4.31%
5 Years 		 	  6.02% 	 3.89%
10 Years 			 12.99% 	12.61%

Quarterly Returns
-----------------
March 31, 2003 			 -2.67% 	-4.86%
June 30, 2003 	         	 18.35% 	17.27%
September 30, 2003 	  	  2.68% 	 2.06%
December 31, 2003 	 	 13.59% 	14.19%
Total Annual Return - 2003 	 34.34% 	30.03%

Quarterly Returns
-----------------
March 31, 2002 		          3.25% 	 4.09%
June 30, 2002 	                 -8.81% 	-8.52%
September 30, 2002 		-16.88%        -18.77%
December 31, 2002 		  5.96% 	 9.22%
Total Annual Return - 2002 	-17.07%        -15.52%

Quarterly Returns
-----------------
March 31, 2001 			 -4.11% 	-5.86%
June 30, 2001 		       	  3.75% 	 4.88%
September 30, 2001 	        -14.27%        -10.95%
December 31, 2001 	          7.17% 	 7.37%
Total Annual Return - 2001 	 -8.59%         -5.59%

Quarterly Returns
-----------------
March 31, 2000 		     	  3.32% 	 0.48%
June 30, 2000 	                 -5.69% 	-4.69%
September 30, 2000 	         10.23%     	 7.86%
December 31, 2000 		  5.01% 	 3.60%
Total Annual Return - 2000 	 12.78%   	 7.02%

Quarterly Returns
-----------------
March 31, 1999 	                  2.54% 	 1.43%
June 30, 1999 	                 14.05%		11.28%
September 30, 1999 	         -7.13% 	-9.80%
December 31, 1999 	          7.50%  	 5.43%
Total Annual Return - 1999 	 16.74% 	 7.35%

Quarterly Returns
-----------------
March 31, 1998 		         11.75% 	11.66%
June 30, 1998 	                 -2.21% 	 0.45%
September 30, 1998 	        -21.56%        -11.58%
December 31, 1998 	         23.61% 	16.61%
Total Annual Return - 1998 	  5.96% 	15.63%

Quarterly Returns
-----------------
March 31, 1997 	                 -0.85% 	 2.56%
June 30, 1997 	                 16.18% 	14.74%
September 30, 1997 	         18.60% 	 9.96%
December 31, 1997 	         -3.02% 	 4.47%
Total Annual Return - 1997 	 32.49% 	35.18%




Quarterly Returns
----------------
March 31, 1996 	                  5.81%  	 5.66%
June 30, 1996 	                  1.83% 	 1.72%
September 30, 1996 		  3.91% 	 2.91%
December 31, 1996 	          13.87% 	 9.98%
Total Annual Return - 1996 	  27.46% 	21.64%

Quarterly Returns
-----------------
March 31, 1995 	                   8.89% 	 9.50%
June 30, 1995 	                   9.65% 	 8.95%
September 30, 1995 	          10.96% 	 8.74%
December 31, 1995 	           3.15% 	 6.64%
Total Annual Return - 1995 	  36.63% 	38.33%

Quarterly Returns
-----------------
March 31, 1994 	                  -2.61% 	-3.50%
June 30, 1994 	                  -2.03% 	 0.62%
September 30, 1994 	           5.85% 	 2.55%
December 31, 1994 	          -2.67% 	-1.58%
Total Annual Return - 1994 	  -1.69% 	-2.00%




			FINANCIAL HIGHLIGHTS
			====================
The following Financial Highlights table is intended to help you understand the Fund's Institutional
Class shares' financial performance for the past fiscal period. Certain information reflects financial results for a single Fund share. The total return in the table represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.
This information, derived from the Fund's Financial
Statements, has been audited by PricewaterhouseCoopers
LLP, whose report is included in the Fund's Annual
Report, which is available upon request.

Systematic Value Fund
Financial Highlights
---------------------
For a share of Institutional Class of capital stock outstanding throughout the fiscal period






					For the fiscal
					year ended		From April 1, 2002*
					February 29, 2004	to February 28, 2003
					-----------------	--------------------

Net Asset Value, Beginning of Period		$8.09 		$10.00
------------------------------------

Income from Investment Operations:
----------------------------------
  Net investment income				0.08 		 0.03
  Net realized and unrealized gain
   (loss) on investments		 	3.46 		(1.92)

  Total from investment operations		3.54   	        (1.89)

Less Distributions to Shareholders from:
----------------------------------------
  Net investment income		       	       (0.07)           (0.02)
  Net realized gain on investments     	       (0.40) 		   -

  Total distributions to shareholders  	       (0.47)           (0.02)


Net Asset Value, End of Period        	      $11.16 		$8.09
------------------------------

Total Return (a)		       	       44.07%	       (18.91)%(b)

Ratio of net expenses to average
 net assets			        	0.90%	         0.90%(c)
Ratio of net investment income
 to average net assets (a) 		        0.95%		 0.86%(c)
Portfolio turnover		                 132%		  119%(b)
Net assets at end of period
 (000's omitted)		              $14,433		  $7,707
===========================                   =======		  ======

Expense Offsets (d)

Ratio of total expenses to average
 net assets			       	        1.35%		  2.20%(c)
Ratio of net investment income
(loss)to average net assets		        0.50%		 (0.44)%(c)
===========================			=====		 ==========



*    Commencement of operations.

(a)  Total returns and net investment income
     would have been lower had certain expenses not been reduced.

(b)  Not annualized.

(c)  Annualized.

(d) Ratio information assuming no reduction of Fund expenses.

			YOUR ACCOUNT
			============
You may invest in the Fund by purchasing either
Institutional Class or Investor Class shares.
Each Class of shares is subject to different minimum initial investment amounts, as described below.
Investor Class shares are subject to the expenses of a plan of distribution adopted by the Board of Trustees, which may cause Investor Class shares to experience lower total returns than the Institutional Class shares. The net asset value per share of Investor Class and Institutional
Class shares may also differ. In all other material respects, Investor Class and Institutional
Class shares are the same, each representing a proportional interest in the Fund.

As an investor, you pay no sales charges to invest in the Fund and you pay no charges for exchangeswithin the Managers Funds Family of Funds or even to redeem out of the Fund. The price at which you purchase and redeem your shares is equal to the net asset value (NAV) per share of either the Institutional Class or the InvestorClass, as the case may be, next determined after your purchase or redemption order is received on each day the New York Stock
Exchange (the "NYSE") is open for trading.
The NAV per share of each Class is equal to the Fund's net worth (assets minus liabilities) allocable to that Class of shares divided by the number of shares outstanding of that Class.
The Fund's NAV is calculated at the close of regular business of the NYSE, usually 4:00 p.m.
New York Time. Purchase orders received after
4:00 p.m. from certain processing organizations which have entered into special arrangements with the Fund will also receive that day's offering price provided the purchase orders the processing organization transmits to the Fund were received by the processing organization in proper form before 4:00 p.m. Likewise, redemption orders received after 4:00 p.m. from certain processing organizations which have entered into special arrangements with the Fund will also be redeemed at the net asset value computed that day provided the orders the processing organization transmits to the Fund were received by the processing organization in proper form before 4:00 p.m.

The Fund's investments are valued based on market values. If market quotations are not readily available for any security, the value of the security will be based on an evaluation of its fair value, pursuant to procedures established by the Board of Trustees.

Minimum Investments in the Fund
-------------------------------
Cash investments in the Fund must be in U.S.
Dollars. Third-party checks and "starter" checks are not accepted for the initial investment in the Fund or for any additional investments.

The following table provides the minimum initial and additional investments in the Fund for Institutional Class shares and the Investor Class shares:




			Initial 	Additional
			Investment 	Investment
			----------	---------
Institutional Class
-------------------
Regular accounts 	$1,000,000 	$1,000
Traditional IRA 	    25,000 	 1,000
Roth IRA 	            25,000 	 1,000

Investor Class
--------------
Regular accounts 	    $5,000 	$1,000
Traditional IRA 	     2,000 	 1,000
Roth IRA 	             2,000 	 1,000



The Fund or the Distributor may, in its discretion, waive the minimum and initial investment amounts at any time. Additionally, the Fund or the Distributor may, in their discretion, request reimbursement from shareholder accounts that are involved in excessive trading. The costs to be borne by shareholders deemed to be involved in excessive trading by the Fund or the distributor include, but are not limited to:
1)bank wire fees incurred by the Fund in order to facilitate the transfer of shareholder purchases and redemptions, and 2) sub-transfer agent recordkeeping fees associated with excessive trading.

If you invest through a third-party such as a bank, broker-dealer or other financial intermediary rather than directly with the Fund, the policies, fees and minimum investment amounts may be different than those described in this Prospectus.
The Fund may also participate in programs with national brokerage firms which limit the transaction fees for the shareholder and may pay fees to these firms for participation in these programs.

A TRADITIONAL IRA is an individual retirement account.
Contributions may be deductible at certain income levels and earnings are tax-deferred while your withdrawals and distributions are taxable in the year that they are made.

A ROTH IRA is an IRA with non-deductible contributions and tax-free growth of assets and distributions. The account must be held for five years and certain other conditions must be met in order to qualify.

You should consult your tax professional for more information on IRA accounts.

		HOW TO PURCHASE SHARES
		======================
You may purchase shares of the Fund once you have established an account with Managers AMG Funds
(the "Trust"). You may establish an account with the Trust either through an investment advisor or other investment professional or by submitting a completed account application to the Trust in good order with your initial investment. An account application is not in good order and, therefore, cannot be processed, until such time as it contains all information and documentation requested in the account application. Failure to provide an account application in good order may result in a delay in the date of your purchase or in the rejection of the application and the return of your investment monies.




			INITIAL PURCHASE		ADDITIONAL PURCHASES
			----------------		--------------------
THROUGH YOUR
INVESTMENT ADVISOR	Contact your investment 	Send any additional monies to
			advisor or other		your investment professional
			investment professional.	at the address appearing
							on your account
							statement.



ALL SHAREHOLDERS: 	Complete the account
			application.

*  By Mail		Mail the application and a	Write a letter of instruction
			check payable to Managers 	and a check payable to Managers
			AMG Funds to:			AMG Funds to:

			Managers AMG Funds		Managers AMG Funds
			c/o Boston Financial		c/o Boston Financial
			Data Services, Inc.		Data Services, Inc.
			P.O. Box 8517			P.O. Box 8517
			Boston, MA  02266-8517		Boston, MA  02266-8517

							Include your account # and
							Fund name on your check.

*  By Telephone		Not Available			If your account has already
							been established, call the
							Transfer Agent at (800) 252-0682.
							The minimum additional
							investment is $1,000.

*  By Internet		Not Available 			If your account has already
							been established, see our
							website at
							http://www.managersamg.com.
							The minimum additional
							investment is $1,000.



NOTE: IF YOU REDEEM SHARES FOLLOWING A PURCHASE
BY CHECK, THE FUND MAY HOLD THE PROCEEDS OF YOUR
REDEMPTION FOR UP TO 15 CALENDAR DAYS TO ENSURE
THAT THE CHECK HAS CLEARED.


By Wire:
--------
Please call and notify the Fund at (800) 252-0682.
Then instruct your bank to wire the money to State
Street Bank and Trust Company, Boston, MA 02101;
ABA #011000028; BFN Managers AMG Funds A/C 9905-472-8,
FBO Shareholder name, account number and Fund name.
Please be aware that your bank may charge you a fee for this service.

			DISTRIBUTION PLAN
			=================
The Fund has adopted a distribution plan to pay for the marketing of Investor Class shares as well as distribution and servicing costs. Payments under the plan are made to the Distributor at an annual rate of 0.25% of the Fund's average daily net assets allocable to the Investor Class shares. Institutional
Class shares are not subject to a distribution plan and are not affected by expenses incurred under the distribution plan. Because payments under the plan are expenses allocable to Investor Class shares paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of a shareholder's investment in Investor Class shares and may cost more than other types of sales charges.

			HOW TO SELL SHARES
			==================
You may sell your shares at any time. Your shares will be sold at the NAV next calculated after the Fund's Transfer Agent receives your order in proper form. The Fund's NAV is calculated at the close of regular business of the NYSE, usually 4:00 p.m.
New York Time.  Orders received after 4:00 p.m.
New York Time will receive the NAV per share determined at the close of trading on the next
NYSE trading day.


					INSTRUCTIONS
					------------
THROUGH YOUR INVESTMENT ADVISOR 	Contact your investment advisor
					or other investment professional.

DIRECT SHAREHOLDERS:

*  By Mail				Write a letter of instruction
					containing:

					*	the name of the Fund
					*	dollar amount or number of
					shares to be sold
					*	your name
					*	your account number
					*	signatures of all owners
					on account

					Mail letter to:

					Managers AMG Funds
					c/o Boston Financial Data
  					 Services, Inc.
					P.O. Box 8517
					Boston, MA  02266-8517

*  By Telephone				If you elected telephone
					redemption privileges on
					your account application,
					call us at (800) 252-0682.

*  By Internet				See our website at:
					http://www.managersamg.com.




NOTE: IF YOU REDEEM SHARES FOLLOWING A PURCHASE BY
CHECK, THE FUND MAY HOLD THE PROCEEDS OF YOUR
REDEMPTION FOR UP TO 15 CALENDAR DAYS TO ENSURE
THAT THE CHECK HAS CLEARED.

Redemptions of $250,000 and over for Institutional
Class shares and $25,000 and over for Investor
Class shares require a signature guarantee. A signature guarantee helps to protect against fraud.
You can obtain one from most banks and/or securities dealers. A notary public cannot provide a signature guarantee. Each account holder's signature must be guaranteed.

Telephone redemptions are available only for redemptions which are below $250,000 for Institutional Class shares.


			INVESTOR SERVICES
			=================
Automatic Reinvestment Plan
---------------------------
allows your dividends and capital gain
distributions to be reinvested in additional shares of the Fund. You can elect to receive cash.

Automatic Investments
---------------------
allows you to make automatic deductions
from a designated bank account.

Automatic Redemptions
---------------------
allows you to make automatic monthly
redemptions of $100 or more. Redemptions are normally completed on the 25th day of each month. If the 25th day of any month is a weekend or a holiday, the redemption will be completed on the next business day.

Individual Retirement Accounts
------------------------------
are available to you at no additional cost.
Call us at (800) 835-3879 for more information and an IRA kit.

Exchange Privilege
------------------
allows you to exchange your shares of the Fund for shares of other funds in the Managers Funds
Family of Funds. There is no fee associated with the Exchange Privilege. You can request your exchange in writing, by telephone (if elected on the application), by internet or through your investment advisor, bank or investment professional.
The Exchange Privilege is available only if the account you are exchanging out of and the account you are exchanging into are registered in the same name with the same address and taxpayer identification number. Be sure to read the Prospectus of any fund that you wish to exchange into. When you purchase a fund's shares by exchange you do so on the same terms as any new investment in that fund. The Fund reserves the right to discontinue, alter or limit the Exchange Privilege at any time.

			OPERATING POLICIES
			==================
The Fund will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone or internet, call the Fund for instructions to discontinue these account options.

The Fund is a series of a "Massachusetts business trust." The Board of Trustees may, without the approval of the shareholders, create additional series at any time. Also at any time, the Board of Trustees may, without shareholder approval, establish one or more additional classes of shares with different preferences, privileges, and expenses.

The Fund reserves the right to:

* redeem an account if the value of the account falls below $5,000 (for Investor Class shares) or $250,000 (for Institutional Class shares) due to redemptions;

* suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when trading is restricted by the Securities and Exchange
Commission;

* change the minimum investment amounts;

* delay sending out redemption proceeds for up to seven days (this usually applies to very large redemptions without notice, excessive trading or during unusual market conditions);

* make a redemption-in-kind (a payment in portfolio securities instead of in cash);

* refuse a purchase order for any reason, including failure to submit a properly completed application;

* refuse any exchange request if determined that such request could adversely affect the Fund, including if such person or group has engaged in excessive trading (to be determined in management's discretion); and

* terminate or change the Exchange Privilege or impose fees in connection with exchanges or redemptions, including fees related to excessive trading.

			FREQUENT TRADING POLICY
			=======================
The Fund has a policy of discouraging frequent trading in Fund shares, sometimes referred to as "market timing," because such activities may be disruptive to the management of a Fund's portfolio. The Fund reserves the right to refuse a purchase order for any reason and may limit or refuse an exchange request if the Investment Manager believes that a shareholder is engaging in market timing activities that may be harmful to the Fund.
Although the Fund will use reasonable efforts to prevent market timing activities in the Fund, there can be no assurances that these efforts will be successful. For example, the Fund receives certain purchase, exchange and redemption orders through financial intermediaries that maintain omnibus accounts with the Fund, and as a result the Fund's ability to detect frequent trading activities by investors that hold shares through financial intermediaries may be limited by the willingness of such intermediaries to monitor for these activities.

			ACCOUNT STATEMENTS
			==================
You will receive quarterly and yearly statements detailing your account activity. All investors (other than IRA accounts) will also receive a Form 1099-DIV annually, detailing the tax characteristics of any dividends and distributions that you have received with respect to your account whether taken in cash or as additional shares. You will also receive a confirmation after each trade executed in your account.

			DIVIDENDS AND DISTRIBUTIONS
			===========================
Income dividends and net capital gain distributions, if any, are normally declared and paid in December.

We will automatically reinvest your distributions of dividends and capital gains unless you tell us otherwise.
You may change your election by writing to us at least 10 days prior to the scheduled payment date.

			TAX INFORMATION
			===============
Please be aware that the following tax information is general and describes certain federal income tax consequences of an investment in the Fund under the Internal Revenue Code of 1986, as amended, and as in effect as of the date of this Prospectus. This discussion does not address all aspects of taxation that may be relevant to particular shareholders in light of their own specific circumstances or to particular types of shareholders (such as insurance companies, financial institutions, brokerage dealers and foreign persons) subject to special treatment under the federal income tax laws. You should consult a tax consultant about the federal, state, local and foreign tax consequences to you of your investments in the Fund based upon your particular circumstances.

Short-term capital gain distributions are generally taxable to you as ordinary income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, dividends from the Funds that are attributable to corporate dividends received by the Funds generally are now taxable at long-term capital gain rates, provided certain holding period and other requirements are met;
non-qualifying dividends remain taxable as ordinary income. Capital gain distributions will be taxed as long-term capital gains regardless of how long you have held shares of the Fund. These provisions apply whether you receive the distribution in cash or reinvest it for additional shares. An exchange of the Fund's shares for shares of another fund will be treated as a sale of the Fund's shares and any gain on the transaction may be subject to federal income tax.

Keep in mind that distributions may be taxable to you at different rates depending on the length of time the Fund held the applicable investment and not the length of time that you held your Fund shares. When you do sell your Fund shares, a capital gain or loss may be realized that may be subject to tax, except for certain tax-deferred accounts, such as IRA accounts.

If you are permitted to purchase shares of the Fund by means of an in-kind contribution, you should consult your tax advisor regarding the tax consequences of such transaction.

Federal law requires the Fund to withhold taxes on distributions and redemption proceeds paid to shareholders who;

* fail to provide a social security number or taxpayer identification number;
* fail to certify that their social security number or taxpayer identification number is correct; or
* fail to certify that they are exempt from withholding.

In addition, the Fund must also withhold taxes on distributions and redemption proceeds if the IRS notifies the Fund that the taxpayer identification number or social security number furnished by the shareholder is incorrect, or the IRS notifies the Fund that the shareholder has failed to properly report certain interest and dividend income.

		 MANAGERS AMG FUNDS
		SYSTEMATIC VALUE FUND
		=====================

INVESTMENT MANAGER
------------------
The Managers Funds LLC
800 Connecticut Avenue
Norwalk, Connecticut 06854-2325
(203) 299-3500 or (800) 835-3879

SUBADVISOR
----------
Systematic Financial Management, L.P.
300 Frank W. Burr Boulevard
Glenpointe East, 7th Floor
Teaneck, New Jersey 07666

DISTRIBUTOR
-----------
Managers Distributors, Inc.
800 Connecticut Avenue
Norwalk, Connecticut 06854-2325

CUSTODIAN
---------
The Bank of New York
100 Church Street
New York, New York 10286

LEGAL COUNSEL
-------------
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

TRANSFER AGENT
--------------
Boston Financial Data Services, Inc.
Attn: Managers AMG Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682

TRUSTEES
--------
Jack W. Aber
William E. Chapman, II
Edward J. Kaier
John Kingston, III
Peter M. Lebovitz
Eric Rakowski

ADDITIONAL INFORMATION
----------------------
Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information and the Semi-Annual and Annual Reports, which are available to you without charge. You may request these documents and make other inquiries as follows:


By Telephone: 		1-800-835-3879
By Mail: 		Managers AMG Funds
			800 Connecticut Avenue
			Norwalk, CT 06854
On the Internet: 	Electronic copies are available
			on our website at
			http://www.managersamg.com



In the Fund's Annual and Semi-Annual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.
Information about the Fund, including the Fund's current
Statement of Additional Information and Annual and
Semi-Annual Reports, is on file with the Securities and Exchange Commission. The Fund's Statement of
Additional Information is incorporated by reference into (is legally part of) this prospectus. Reports and other information about the Fund are also available on the EDGAR database of the SEC's website at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section,
Washington, D.C. 20549-0102. Information about the
Fund also may be reviewed and copied at the SEC's
Public Reference Room. Call (202) 942-8090 for information on the operation of the SEC's Public
Reference Room.

INVESTMENT COMPANY ACT REGISTRATION NUMBER 811-9521
---------------------------------------------------

			MANAGERS AMG FUND
			=================

		     SYSTEMATIC VALUE FUND
		     =====================

		        Investor Class
		        --------------

		     Institutional Class
		     -------------------

		STATEMENT OF ADDITIONAL INFORMATION
		-----------------------------------

			DATED July 1, 2004
			------------------

You can obtain a free copy of the Prospectus for Systematic Value Fund (the "Fund") by calling Managers AMG Funds at (800) 835-3879.
The Prospectus provides basic information about investing in the Fund.

This Statement of Additional Information is not a Prospectus. It contains additional information regarding the activities and operations of the Fund. It should be read in conjunction with the Fund's Prospectus.

The Financial Statements of the Fund,
including the Report of Independent
Accountants, for the fiscal year ended
February 29, 2004 included in the Fund's
Annual Report for the fiscal year ended
February 29, 2004 are incorporated into this Statement of Additional Information by reference
(meaning such documents are legally a part of this Statement of Additional Information).
The Annual Report is available without charge by calling Managers AMG Funds at (800) 635-3479.

		TABLE OF CONTENTS
		=================



						Page
						----
GENERAL INFORMATION				1
-------------------
ADDITIONAL INVESTMENT POLICIES			1
------------------------------
 Investment Techniques and Associated Risks	1
 Diversification Requirements for the Fund	2
 Fundamental Investment Restrictions		2
 Portfolio Turnover				3
 Trustees and Officers of the Trust		4
 Independent Trustees				4
 Interested Trustees				5
 Officers					5
 Trustee Share Ownership			7
 Audit Committee				7
 Trustees' Compensation				7


CONTROL PERSONS AND PRINCIPAL
 HOLDERS OF SECURITIES				8
----------------------
 Control Persons				8
 Principal Holders				8
 Management Ownership				8

MANAGEMENT OF THE FUND			        8
----------------------
 Investment Manager and Subadvisor	 	8
 Compensation of Investment Manager
  and Subadvisor by the Fund			9
 Fee Waivers and Expense Limitations		9
 Investment Management and
  Subadvisory Agreements			9
 Reimbursement Agreement			11
 Code of Ethics					11
 Distribution Arrangements			11
 Custodian					12
 Transfer Agent					12
 Independent Registered Public Accounting Firm	12

BROKERAGE ALLOCATION AND OTHER PRACTICES	12
----------------------------------------
PURCHASE, REDEMPTION AND PRICING OF SHARES	13
------------------------------------------
 Purchasing Shares				13
 Redeeming Shares				14
 Exchange of Shares				14
 Net Asset Value				15
 Dividends and Distributions			15
 Distribution Plan				15

CERTAIN TAX MATTERS				16
-------------------
 Federal Income Taxation of Fund-In General	16
 Taxation of the Fund's Investments		16
 Federal Income Taxation of Shareholders	17
 Tax-Exempt Investors				18
 Foreign Shareholders				18
 State and Local Taxes				18
 Other Taxation					18

PERFORMANCE DATA				19
----------------
 Average Annual Total Return			19
 After Tax and Cumulative Returns		19
 Performance Comparisons			21
 Massachusetts Business Trust			22



 Description of Shares				22
 Additional Information				23

FINANCIAL STATEMENTS				24
--------------------


		GENERAL INFORMATION
		===================

This Statement of Additional Information relates only to the Systematic Value Fund (the "Fund").
The Fund has two classes of shares, the Investor
Class shares and the Institutional Class shares.
The Fund is a series of shares of beneficial interest of Managers AMG Funds, a Massachusetts business trust (the "Trust") and part of the Managers Funds Family of Funds. The Trust was organized on June 18, 1999.

This Statement of Additional Information describes the financial history, management and operation of the Fund, as well as the Fund's investment objectives and policies. It should be read in conjunction with the Fund's current Prospectus.
The Trust's executive office is located at 800
Connecticut Avenue, Norwalk, CT 06854.

The Managers Funds LLC (the "Investment Manager"), a subsidiary of Affiliated Managers Group, Inc.
("AMG"), serves as investment manager to the Fund and is responsible for the Fund's overall administration. See "Management of the Fund."

		ADDITIONAL INVESTMENT POLICIES
		------------------------------
The following is additional information regarding the investment policies used by the Fund in an attempt to achieve its investment objective as stated in its Prospectus. The Fund is a diversified, open-end management investment company.

Medium- and Large-Capitalization Companies
------------------------------------------
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common and preferred stocks of U.S. companies that, at the time of the Fund's purchase, have market capitalizations over $3 billion.

Investment Techniques and Associated Risks
------------------------------------------
The following are descriptions of the types of securities that may be purchased by the Fund.

(1)	Cash Equivalents.
	-----------------
Cash equivalents include,certificates of deposit, bankers acceptances, commercial paper, short-term corporate debt securities and repurchase agreements.

Bankers Acceptances. Bankers acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods.
These instruments become "accepted" when a bank guarantees their payment upon maturity.Eurodollar bankers acceptances are bankers acceptances denominated in U.S. dollars and are "accepted" by foreign branches of major U.S. commercial banks.

Certificates of Deposit. Certificates of deposit are issues against money deposited into a bank
(including eligible foreign branches of U.S. banks) for a definite period of time. They earn a specified rate of return and are normally negotiable.

Commercial Paper. Commercial Paper refers to promissory notes that represent an unsecured debt of a corporation or finance company.
They have a maturity of less than nine (9) months.
Eurodollar commercial paper refers to promissory notes payable in U.S. dollars by European issuers.

Repurchase Agreements. In a repurchase agreement, the Fund buys a security from a bank or a broker-dealer that has agreed to repurchase the same security at a mutually agreed upon date and price.
The resale price normally reflects the purchase price plus a mutually agreed upon interest rate.
This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements will be short, and at no time will the Fund enter into a repurchase agreement for a period of more than seven (7) days.

Repurchase agreements are subject to certain risks.
If a seller defaults, the Fund may incur a loss if the value of the collateral securing the repurchase agreement declines and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to a seller of the security, the Fund's ability to dispose of the collateral may be delayed or limited.

(2)	Reverse Repurchase Agreements.
	------------------------------
In a reverse repurchase agreement,
the Fund sells a security and agrees to
repurchase the same security at a price and on a date mutually agreed upon between the parties.
The price reflects interest at a rate in effect for the term of the agreement. For the purposes of the Investment Company Act of 1940, as amended
(the "1940 Act"), a reverse repurchase agreement is treated as a borrowing and, therefore, a form of leverage which may magnify any gains or losses for the Fund.

The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into reverse repurchase agreements only when the interest income to be earned from the investment of the proceeds is more than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period that is longer than the term of the reverse repurchase agreement itself. The Fund will establish and maintain a segregated account with the custodian that contains liquid assets in an amount equal to the amount of its obligation under the reverse repurchase agreement.

(3)	Securities Lending.
	-------------------
The Fund may lend its portfolio securities in order to realize additional income. This lending is subject to the Fund's investment policies and restrictions. Any loan of portfolio securities must be secured by collateral that is equal to or greater than the value of the loan.
If a borrower defaults, the Fund may use the collateral to satisfy the loan. When cash is received as collateral, the Fund will invest the cash received in short-term instruments to earn additional income and will bear the risk of any loss on such investments.

Diversification Requirements for the Fund
-----------------------------------------
The Fund intends to meet the diversification requirements of the 1940 Act as currently in effect. Investments not subject to the diversification requirements could involve an increased risk to an investor should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

Fundamental Investment Restrictions
-----------------------------------
The following investment restrictions have been adopted by the Trust with respect to the Fund. Except as otherwise stated, these investment restrictions are "fundamental" policies. A
"fundamental" policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a "majority of the outstanding voting securities" of the Fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

The Fund may not:
       (1)	Issue senior securities.  For
purposes of this restriction, borrowing money, making loans, the issuance of shares of beneficial interest in multiple classes or series, the deferral of Trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies, are not deemed to be senior securities.

       (2)	Borrow money, except (i) in amounts
not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value from banks or through reverse repurchase agreements or forward roll transactions, (ii) up to an additional
5% of its total assets for temporary purposes, (iii) in connection with short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law.
For purposes of this investment restriction, investments in short sales, roll transactions, futures contracts, options on futures contracts, securities or indices and forward commitments, entered into in accordance with the Fund's investment policies, shall not constitute borrowing.

       (3)	Underwrite the securities of other
issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under the Securities Act of 1933.

       (4)	Purchase or sell real estate, except
that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein,
(iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

       (5)	Purchase or sell commodities or
commodity contracts, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

       (6)	Make loans, except that the Fund may
(i) lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) lend portfolio securities and participate in an interfund lending program with other series of the Trust provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

       (7)	With respect to 75% of its total assets,
purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

       (8)	Invest more than 25% of its total assets in
the securities of one or more issuers conducting their principal business activities in the same industry
(excluding the U.S. Government or its agencies or instrumentalities).

If any percentage restriction described above for the Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund's assets will not constitute a violation of the restriction.

Unless otherwise provided, for purposes of investment restriction (8) above, the term "industry" shall be defined by reference to the SEC Standard Industrial
Classification (SIC) Codes set forth in the Directory of Companies Required to File Annual Reports with the
Securities and Exchange Commission ("SEC").

Portfolio Turnover
------------------
The Fund's portfolio turnover rate is computed by dividing the dollar amount of the securities it has purchased or sold (whichever amount is smaller) by the average value of the securities owned during the year.
Short-term investments such as commercial paper, short-term U.S. Government securities and variable rate securities (those securities with intervals of less than one-year) are not considered when computing the portfolio turnover rate.

For the period April 1, 2002 (commencement of operations) through February 28, 2003 and for the fiscal year ended
February 29, 2004, the portfolio turnover rate for the Fund was 119% and 132%, respectively.

	BOARD OF TRUSTEES AND OFFICERS OF THE TRUST
	===========================================

Trustees and Officers of the Trust
----------------------------------
The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and dates of birth are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Fund. The Trustees are experienced executives who meet periodically throughtout the year to oversee the Fund's activities,review contractural arrangements with companies that provide services to the Fund, and review the Fund's performance. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 800 Connecticut Avenue, Norwalk, Connecticut 06854.

The Trustees hold office without limit in time except that (a) any Trustee may resign or retire;
(b) any Trustee may be removed with or without cause by two-thirds of the remaining Trustees; and (c) any Trustee may be removed by action of two-thirds of the outstanding shares of the Trust.

The President,Treasurer and Secretary of the Trust are elected annually and hold office until the next annual election of officers and until their respective successors are chosen and qualified.

Independent Trustees
--------------------
The Trustees shown in the table below are not "interested persons" of the Trust within the meaning of the 1940 Act:












									NUMBER OF	     OTHER
			POSITION(S)		PRINCIPAL 		FUNDS IN	     DIRECTORSHIPS
			HELD WITH 		OCCUPATIONS	        MANAGERS	     HELD BY
			FUND AND		DURING PAST		COMPLEX OF FUNDS     TRUSTEE
NAME AND 		LENGTH OF		5 YEARS			FUNDS OVERSEEN
DATE OF BIRTH		TIME SERVED 					BY TRUSTEE*
-------------		-----------		-----------		------------------   -------------


Jack W. Aber		Trustee since 1999	Professor of			27	     Trustee of Appleton
DOB:  9/9/37					Finance,Boston 				     Growth Fund (1 portfolio)
 						University School
						of Management 				     Trustee of Third
						(1972-Present)				     Avenue Trust
											     (4 portfolios)

											     Trustee of Third Avenue							     							     Avenue Variable Trust
											     Variable Series Trust
												(1 portfolio)


William E. Chapman, II	Trustee since 1999	President and Owner, 		27	     Trustee of Third
DOB: 9/23/41					Longboat Retirement			     Avenue Trust
						Planning Solutions (1998-		     (4 portfolios)
						Present); Hewitt
						Associates, LLC (part 			     Trustee of Third
						time) (provider of 			     Avenue Variable Series
						retirement and 	                             Trust (1 portfolio)			     						investment education
						seminars); Interim
						Executive Vice President,
						QuadraMed Corp. (2001);
						President, Retirement
						Plans Group, Kemper
						Funds (1990-1998)


Edward J. Kaier		Trustee since 1999	Partner, Hepburn Willcox 	27	     Trustee of Third
DOB:  9/23/45					Hamilton & Putnam 			     Avenue Trust
						(1977-Present)				     (4 portfolios)

											     Trustee of Third
											     Avenue Variable Series
											     Trust (1 portfolio)


Eric Rakowski		Trustee since 1999	Professor, University of	27	     Trustee of Third
DOB: 6/5/58					California at Berkeley 			     Avenue Trust (4
						School of Law (1990-			     portfolios)
						Present); Visiting
						Professor, Harvard Law 			     Trustee of Third
						School (1998-1999)			     Avenue Variable
											     Series Trust
											     (1 portfolio)





* The Fund complex consists of Managers AMG Funds,
The Managers Funds, Managers Trust I and Managers
Trust II.

Interested Trustees
-------------------
The Trustee shown below is an "interested person" of the Trust within the meaning of the 1940 Act.
Mr. Lebovitz is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with The Managers Funds LLC and Managers Distributors, Inc.




									NUMBER OF	     OTHER
			POSITION(S)		PRINCIPAL 		FUNDS IN	     DIRECTORSHIPS
			HELD WITH 		OCCUPATIONS	        MANAGERS	     HELD BY
			FUND AND		DURING PAST		COMPLEX OF FUNDS     TRUSTEE/
NAME AND 		LENGTH OF		5 YEARS			FUNDS OVERSEEN       OFFICER
DATE OF BIRTH		TIME SERVED 					BY TRUSTEE/OFFICER*
-------------		-----------		-----------		------------------   -------------


Peter M. Lebovitz	Trustee since 2002;	President and Chief 	     27			None
DOB: 1/18/55		President since 1999	Executive Officer
						The Managers Funds
						LLC (1999-Present);
						President, Managers
						Distributors, Inc.
						(2000-Present);
						Director of
						Marketing, The
						Managers Funds, LP
						(1994-1999); Director
						of Marketing,
						Hyperion Capital
						Management, Inc.
						(1993-1994); Senior
						Vice President,
						Greenwich Asset
						Mgmt., Inc. (1989-1993)




* The Fund complex consists of Managers AMG Funds,
The Managers Funds, Managers Trust I and
Managers Trust II.


Officers
--------





				POSITION(S)			PRINCIPAL
				HELD WITH 			OCCUPATIONS
				FUND AND			DURING PAST
NAME AND 			LENGTH OF			5 YEARS
DATE OF BIRTH			TIME SERVED
-------------			-----------			-----------

John Kingston, III		Secretary since	1999		Senior Vice
DOB:  10/23/65				   			President and
			  					General Counsel,
								(2002-Present),
								Affiliated Managers
								Group, Inc.; Vice
								President and
								Associate General
								Counsel, Affiliated
								Managers Group, Inc.
								(1999-2002); Director
								and Secretary,
								Managers Distributors,
								Inc. (2000-Present);
								Served in a general
								counseling capacity,
								Morgan Stanley Dean
								Witter Investment
								Management, Inc.
								(1998-1999); Associate,
								Ropes and
								Gray (1994-1998)




Galan G. Daukas			Chief Financial Officer		Chief Operating Officer,
DOB: 10/24/63			since 2002			The Managers Funds LLC,
								(2002-Present); Chief
								Financial Officer, The
								Managers Funds, Managers
								Trust I and Managers Trust II
								(2002-Present); Chief
								Operating Officer and
								Chairman of the Management
								Committee, Harbor Capital
								Management Co., Inc. (2000-2002);
								Chief Operating Officer,
								Fleet Investment Advisors
								(1992-2000)


Donald S. Rumery		Treasurer since 1999		Director, Finance and Planning,
DOB: 5/29/58							The Managers Funds LLC, (1994-
								Present); Treasurer and Chief
								Financial Officer, Managers
								Distributors, Inc. (2000-
								Present); Treasurer, The
								Managers Funds (1995-Present);
								Secretary, The Managers Funds
								(1997-Present); Secretary and
								Treasurer, Managers Trust I
								(2000-Present); Secretary and
								Treasurer, Managers Trust II
								(2000-Present)



Trustee Share Ownership
-----------------------




								Aggregate Dollar Range of
				Dollar Range of Equity 		Equity Securities in the
				Securities in the Funds         Managers Complex of
				Beneficially Owned as of        Funds* Beneficially Owned
				December 31, 2003	        as of December 31, 2003
				------------------------	-------------------------
Independent Trustees:
---------------------
Jack W. Aber			    None			$50,001 to $100,000
William E. Chapman, II		    None	  		  Over $100,000
Edward J. Kaier			    None               		  Over $100,000
Eric Rakowski		            None                        $10,001 to $50,000



Interested Trustees:
--------------------
Peter M. Lebovitz		    None 			  Over $100,000






* The Managers Funds Family of Funds consists of Managers AMG Funds, The Managers Funds,
Managers Trust I and Managers Trust II.

Audit Committee
---------------
The Board of Trustees has an Audit Committee consisting of the independent Trustees. Under the terms of its charter, the Committee:
(a) acts for the Trustees in overseeing the Trust's financial reporting and auditing processes;
(b) receives and reviews communications from the auditors relating to the auditors' review of the Fund's financial statements; (c) reviews and assesses the performance and approves the compensation, retention or termination of the Trust's independent auditors; (d) meets periodically with the independent auditors to review the annual audits of the series of the Trust, including the audit of the Fund, and pre-approve the audit services provided by the independent auditors; (e) considers and acts upon proposals for the independent auditors to provide non-audit services to the Trust or the Investment Manager or its affiliates to the extent that such approval is required by applicable laws or regulations; (f) considers and reviews with the independent auditors matters bearing upon the auditors' status as "independent" under applicable standards of independence established from time to time by the SEC and other regulatory authorities; and (g) reviews and reports to the full Board with respect to any material accounting, tax, valuation or record keeping issues that may affect the Trust, its financial statements or the amount of any dividend or distribution right, among other matters. The Audit Committee met twice during the most recent fiscal year.

Trustees' Compensation
----------------------
       Compensation Table:
       -------------------



 	         	Aggregate 		Total Compensation
Name of			Compensation 		from the Fund
Trustee			from the Fund (a)	Complex Paid to Trustees (b)
-------			-----------------	----------------------------

Independent
Trustees:
-----------

Jack W. Aber		    $465			$32,000
William E. Chapman, II	    $465			$32,000
Edward J. Kaier		    $465			$32,000
Eric Rakowski		    $465			$32,000


Interested
Trustees:
----------

Peter M. Lebovitz	    None			None


(a)	Compensation is calculated for the fiscal
	year ended February 29, 2004. The Fund does not provide any pension or retirement benefits for the Trustees.

(b)	Total compensation includes compensation
	paid during the 12-month period ending
	February 29, 2004 for services as Trustees of The Managers Fund, Managers AMG Fund,
	Managers Trust I and Managers Trust II.

	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
	===================================================
Control Persons
---------------
As of June 7, 2004, Union Bank of California,
N.A. ("Union Bank"), 400 California Street,
San Francisco, California, a national bank, "controlled" (within the meaning of the 1940
Act) the Fund. Union Bank is a subsidiary of UnionBanCal Corporation. An entity or person that "controls" the Fund could have effective voting control over the Fund. Union Bank holds
Fund shares as nominee for the benefit of certain pension plans as indicated below.

Principal Holders
-----------------
As of June 7, 2004, the following persons or entities owned of record more than 5% of the outstanding shares of the Fund:




	Name and Address	No. of Shares	Percent
	----------------	-------------	-------

Union Bank Nominee, 		300,301		28%
 FBO Diocese Lay Employees
 Pension Plan
 PO Box 85484,
 San Diego CA 92186

Wells Fargo Bank Nominee, 	217,380		20%
 FBO Everett Clinic 401(k)
 PO Box 1533,
 Minneapolis MN 55480

Tom A. Alberg			196,041		18%
 1000 2nd Avenue Suite 3700,
 Seattle WA 98104

National Financial Services 	113,046		10%
 Corp.
 200 Liberty Street,
 PO Box 3751,
 New York NY  10008



Wells Fargo holds shares of the Fund for the benefit of certain pension plans as indicated above.

The Trust did not know of any person who, as of June 7, 2004, beneficially owned 5% or more of the outstanding shares of the Fund.

Management Ownership
--------------------
As of June 7, 2004, all management personnel
(i.e., Trustees and Officers) as a group owned beneficially less than 1% of the outstanding shares of the Fund.


		MANAGEMENT OF THE FUND
		======================

Investment Manager and Subadvisor
---------------------------------
The Trustees provide broad supervision over the operations and affairs of the Trust and the Fund. The Managers Funds LLC (the
"Investment Manager") serves as investment manager to the Fund. An indirect wholly-owned subsidiary of AMG serves as the Managing Member of the Investment Manager. AMG is located at 600 Hale
Street, Prides Crossing, Massachusetts 01965.
Managers Distributors, Inc. ("MDI"), a wholly-owned subsidiary of The Managers Funds LLC, serves as distributor of the Fund.

The Investment Manager and its corporate predecessors have had over 20 years of experience in evaluating subadvisors for individuals and institutional investors. As part of its services to the Fund under an investment management agreement with the Trust (the "Investment
Management Agreement"), the Investment Manager also carries out the daily administration of the Trust and the Fund. For its investment management services, the Investment Manager receives an investment management fee from the Fund. All or a portion of the investment management fee paid by the Fund to the Investment
Manager is used to pay the advisory fees of Systematic Financial Management, L.P., the subadvisor that manages the assets of the Fund
(the "Subadvisor" or "Systematic").  The Investment
Manager receives no additional compensation from the Fund for its administration services.
Systematic was selected by the Investment Manager, subject to the review and approval of the Trustees.
Systematic is a limited partnership formed in 1982.
AMG indirectly owns a majority interest in Systematic. As of March 31, 2004, Systematic's assets under management totaled approximately
$6.9 billion. Systematic's address is 300 Frank
W. Burr Boulevard, Glenpointe East, 7th Floor,
Teaneck, NJ 07666.

The Subadvisor has discretion, subject to oversight by the Trustees and the Investment
Manager, to purchase and sell portfolio assets, consistent with the Fund's investment objective, policies and restrictions. Generally, the services which the Subadvisor provides to the Fund are limited to asset management and related record-keeping services. The Subadvisor may also serve as a discretionary or non-discretionary investment advisor to management or advisory accounts which are unrelated in any manner to the Investment Manager or its affiliates.

Compensation of Investment Manager
and Subadvisor by the Fund
----------------------------------
As compensation for the investment management services rendered and related expenses under the Investment Management Agreement, the Fund has agreed to pay the Investment Manager an investment management fee, which is computed daily as a percentage of the average of the value of the net assets of the Fund and may be paid monthly. As compensation for the investment management services rendered and related expenses under the Subadvisory Agreement, the Investment
Manager has agreed to pay the Subadvisor a fee
(net of all mutually agreed upon fee waivers and reimbursements required by applicable law) for managing the portfolio, which is also computed daily and paid monthly. The fee paid to the Subadvisor is paid out of the fee the Investment
Manager receives from the Fund and does not increase the expenses of the Fund.

For the period April 1, 2002 (commencement of operations) through February 28, 2003, no fees were paid under the Investment Management Agreement with respect to the Fund. For the fiscal year ended February 29, 2004, the net management fee paid under the Investment Management Agreement, after expense waivers, was $28,291. If the Fund had not agreed to waive all or a portion of its fee in connection with a contractual agreement to limit the Fund's total operating expenses of the Institutional Class shares to 0.90% of average daily net assets during these periods, the fee under that agreement would have been $26,633 and $81,024, respectively.

Fee Waivers and Expense Limitations
-----------------------------------
The Investment Manager has contractually agreed, through July 1, 2005, to limit total net annual
Fund operating expenses for the Investor Class and the Institutional Class (exclusive of taxes, interest, brokerage costs and extraordinary items) to 1.15% and 0.90%, respectively, subject to later reimbursement by the Fund in certain circumstances.
The waiver may, at the discretion of the Investment
Manager, be continued beyond such point. See "Managers
AMG Funds" in the Prospectus for further information.
The Investment Manager has agreed to waive all or a portion of its fees from the Fund or reimburse expenses to the Fund for a variety of reasons, including attempting to make the Fund's performance more competitive as compared to similar funds.

Investment Management and Subadvisory Agreements
------------------------------------------------
The Managers Funds LLC serves as investment manager to the Fund under the Investment Management Agreement.
The Investment Management Agreement permits the
Investment Manager to from time to time engage one or more subadvisors to assist in the performance of its services. Pursuant to the Investment
Management Agreement, the Investment Manager has entered into a subadvisory agreement with Systematic
(the "Subadvisory Agreement").

The Investment Management Agreement and the
Subadvisory Agreement shall continue in effect from year to year so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities
(as defined in the 1940 Act) of the Fund, and
(ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreements or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Investment Management
Agreement and the Subadvisory Agreement may be terminated, without penalty, by the Board of Trustees, by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) by the Investment Manager or (in the case of the Subadvisory Agreement) by the Subadvisor on not more than 60 days written notice to the other party and to the Fund. The Investment Management
Agreement and the Subadvisory Agreement terminate automatically in the event of assignment, as defined under the 1940 Act and regulations thereunder.

The Investment Management Agreement provides that the Investment Manager is specifically responsible for:

*	developing and furnishing continuously
	an investment program and strategy for
	the Fund in compliance with the Fund's
	investment objective and policies as set forth in the Trust's current
	Registration Statement;

*	providing research and analysis relative
	to the investment program and investments of the Fund;

*	determining (subject to the overall
	supervision and review of the Board of
	Trustees of the Trust) what investments
	shall be purchased, held, sold or exchanged by the Fund and what portion, if any, of the assets of the Fund shall be held in cash or cash equivalents; and making changes on behalf of the Trust in the investments of the Fund.

Under the Subadvisory Agreement, Systematic is responsible for performing substantially these same advisory services for the Investment Manager and the Fund.

The Investment Management Agreement also provides that the Investment Manager shall furnish the Fund with office space and facilities, services of executives and administrative personnel and certain other administrative services. The
Investment Manager compensates all executive and clerical personnel and Trustees of the Trust if such persons are employees of the Investment Manager or its affiliates.

The Fund pays all expenses not borne by its Investment Manager or Subadvisor including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel for the Fund and the Trust's Independent Trustees,
12b-1 fees, if any, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of Trustees who are not directors, officers or employees of the Investment Manager, Subadvisor or their affiliates, other than affiliated registered investment companies.

The Subadvisory Agreement requires the
Subadvisor to provide fair and equitable treatment to the Fund in the selection of portfolio investments and the allocation of investment opportunities. However, it does not obligate the Subadvisor to acquire for the Fund a position in any investment which any of the Subadvisor's other clients may acquire. The Fund shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Fund or otherwise.

Although the Subadvisor makes investment decisions for the Fund independent of those for its other clients, it is likely that similar investment decisions will be made from time to time. When the Fund and another client of a Subadvisor are simultaneously engaged in the purchase or sale of the same security, the transactions are, to the extent feasible and practicable, averaged as to price and the amount is allocated between the Fund and the other client(s) pursuant to a formula considered equitable by the Subadvisor.
In specific cases, this system could have an adverse affect on the price or volume of the security to be purchased or sold by the Fund. However, the Trustees believe, over time, that coordination and the ability to participate in volume transactions should benefit the Fund.

Approval of Investment Management and
Subadvisory Agreements
-------------------------------------

The Board of Trustees, including a majority of the Trustees that are not "interested persons" of the Trust (the "Independent Trustees"), have approved the Investment Management Agreement with the Investment Manager and the Subadvisory
Agreement between the Investment Manager and the Subadvisor with respect to the Fund. The
Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements.
In considering the Investment Management and Subadvisory Agreements for the Fund, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadvisor, including fee and expense information for the Fund and other similar mutual funds.

The Trustees reviewed information provided by the Investment Manager relating to its operations and personnel. Among other things, the Investment
Manager provided biographical information on its supervisory and professional staff and descriptions of its organizational and management structure.
The Trustees also took into account similar information provided periodically throughout the previous year by the Investment Manager.
In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the Investment
Manager's administrative capabilities including its ability to supervise the Fund's other service providers; (b) the Investment Manager's compliance programs including those related to personal investing and
(c) the Investment Manager's performance of substantially similar duties for other series of the Trust.

The Trustees reviewed information provided by the Subadvisor relating to its operations, personnel, investment philosophy, strategies and techniques.
Among other things, the Subadvisor provided biographical information on portfolio management and other professional staff, performance information for the Subadvisor, the Fund's competitors and relevant benchmarks and descriptions of the Subadvisor's investment philosophies, strategies and techniques, organizational and management structures and brokerage policies and practices. In the course of their deliberations, the Trustees evaluated, among other things; (a) the services to be rendered by the Subadvisor; (b) the qualification and experience of the Subadvisor's personnel; (c) the Subadvisor's compliance programs including those related to personal investing; and (d) the Subadvisor's performance in employing its investment strategy.
The Trustees also took into account the financial condition of the Investment Manager and Subadvisor and the Investment Manager's undertakings to maintain expense limitations for the Fund.

The Trustees reached the following conclusions regarding the Investment Management Agreement and Subadvisory Agreement, among others: (A) the Investment Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment
Management Agreement; (B) the Subadvisor is qualified to manage the Fund's assets in accordance with its investment objectives and policies; (C) the Investment
Manager and Subadvisor maintain appropriate compliance programs; (D) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; and (E) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Investment
Manager and the Subadvisor.

Based on their conclusions, the Trustees determined that approval of the Investment Management and Subadvisory Agreements would be in the interests of the Fund and its shareholders.


Proxy Voting Policies and Procedures
------------------------------------

Proxies for the Fund's portfolio securities are voted in accordance with Systematic's proxy voting policies and procedures, which are set forth in Appendix A to this Statement of Additional Information, except that for a proxy with respect to shares of an unaffiliated money market fund used as a cash management vehicle
(a "Cash Sweep Fund"), the Investment Manager typically votes the proxy as recommended by the Cash Sweep Fund's directors.

Reimbursement Agreement
-----------------------
Under the Investment Management Agreement, the Investment Manager provides a variety of administrative services to the Fund. Pursuant to a Reimbursement Agreement between the Investment Manager and Systematic, Systematic reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Fund.

Code of Ethics
--------------
The Trustees have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act on behalf of the Trust. The Code of Ethics of the Trust incorporates the codes of ethics of the Investment Manager, Managers Distributors,
Inc. (the "Distributor") and the Subadvisor, which codes are made applicable to "access persons" of the Trust that are also employees of the Investment Manager, the Distributor or the Subadvisor, respectively and the code of ethics of the Subadvisor (applicable to "access persons" of the Trust that are also employees of the Subadvisor). In combination, these codes of ethics generally require access persons to preclear any personal securities investment (with limited exceptions such as government securities).
The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. Subject to compliance with these preclearance procedures, access persons of the Trust who are also access persons of the Investment
Manager, the Distributor or the Subadvisor may invest in securities, including securities that may be purchased or held by the Fund.

Distribution Arrangements
-------------------------
Managers Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of The Managers Funds LLC, acts as the distributor in connection with the offering of the Fund's shares. The Distributor bears certain expenses associated with the distribution and sale of shares of the Fund. The
Distributor acts as agent in arranging for the sale of the Fund's shares without sales commission or other compensation.

Shares of the Investor Class are sold without a sales load but are subject to the expenses of a Rule 12b-1 Plan of Distribution. In accordance with the terms of the Plan of Distribution, the Fund has agreed to pay the Distributor 0.25% of the average daily net assets of the Fund allocable to the Investor Class shares. The Distributor will use all or a portion of the amounts received under the Plan of Distribution to finance its distribution or servicing activities, including making payments to financial intermediaries that offer Investor Class shares of the Fund to their clients through proprietary mutual fund
"supermarkets" and similar platforms.

Shares of the Institutional Class are sold without a sales load and are not subject to the expenses of any Rule 12b-1 Plan of Distribution.

The Distribution Agreement may be terminated by either party under certain specified circumstances and will automatically terminate on assignment in the same manner as the Investment Management Agreement.
The Distribution Agreement may be continued annually so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance.

Custodian
---------
The Bank of New York ("BNY" or the "Custodian"),
100 Church Street, New York, New York, is the
Custodian for the Fund. The Custodian is responsible for holding all cash assets and all portfolio securities of the Fund, releasing and delivering such securities as directed by the Fund, maintaining bank accounts in the names of the Fund, receiving for deposit into such accounts payments for shares of the Fund, collecting income and other payments due the Fund with respect to portfolio securities and paying out monies of the Fund.

The Custodian is authorized to deposit securities in securities depositories or to use the services of sub- custodians, including foreign sub-custodians, to the extent permitted by and subject to the regulations of the Securities and Exchange Commission.

Transfer Agent
--------------
Boston Financial Data Services, Inc., P.O. Box 8517,
Boston, Massachusetts 02266-8517, is the transfer agent (the "Transfer Agent") for the Fund.

Independent Registered Public Accounting Firm
---------------------------------------------
PricewaterhouseCoopers LLP, 125 High Street,
Boston, Massachusetts 02110, is the independent public accountant for the Fund.
PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of the Fund, reviews the Fund's federal and state income tax returns and may provide other audit, tax and related services.


	BROKERAGE ALLOCATION AND OTHER PRACTICES
	========================================
The Subadvisory Agreement provides that the Subadvisor place all orders for the purchase and sale of securities held in the Fund's portfolio. In executing portfolio transactions and selecting brokers or dealers, it is the policy and principal objective of the Subadvisor to seek best price and execution.
It is expected that securities will ordinarily be purchased in the primary markets. The Subadvisor shall consider all factors that it deems relevant when assessing best price and execution for the Fund, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

In addition, when selecting brokers to execute transactions and in evaluating the best available net price and execution, the Subadvisor is authorized by the Trustees to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended), provided by the broker. The Subadvisor is also authorized to cause the Fund to pay a commission to a broker who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker would have charged for effecting that transaction. The Subadvisor must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which the Subadvisor exercises investment discretion. Brokerage and research services received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Subadvisor. The Fund may purchase and sell portfolio securities through brokers who provide the Fund with research services.

The Trust has entered into arrangements with various brokers pursuant to which a portion of the commissions paid by the Fund may be directed by the Fund to pay expenses of the Fund. Consistent with its policy and principal objective of seeking best price and execution, the Subadvisor may consider these brokerage recapture arrangements in selecting brokers to execute transactions for the Fund.

The Trustees will periodically review the total amount of commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Fund of using particular brokers or dealers. It is possible that certain of the services received by the Subadvisor attributable to a particular transaction will primarily benefit one or more other accounts for which investment discretion is exercised by the Subadvisor.

The fees of the Subadvisor are not reduced by reason of their receipt of such brokerage and research services. Generally, the Subadvisor does not provide any services to the Fund except portfolio investment management and related record-keeping services.

During the period April 1, 2002 (commencement of operations) to February 28, 2003 and for the fiscal year ended February 29, 2004, the Fund paid brokerage commissions of $29,771 and $44,419, respectively.

	PURCHASE, REDEMPTION AND PRICING OF SHARES
	==========================================

Purchasing Shares
-----------------
Investors may open accounts with the Fund through their financial planners or investment professionals, or through the Trust in limited circumstances as described in the Prospectus. Shares may also be purchased through bank trust departments on behalf of their clients, other investors such as corporations, endowment funds and charitable foundations, and tax-exempt employee welfare, pension and profit-sharing plans. There are no charges by the Trust for being a customer for this purpose. The Trust reserves the right to determine which customers and which purchase orders the Trust will accept.

Certain investors may purchase or sell Fund shares through broker-dealers or through other processing organizations that may impose transaction fees or other charges in connection with this service.
Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. The Fund may from time to time make payments to such broker-dealers or processing organizations for certain record keeping services.
Investors who do not wish to receive the services of a broker-dealer or processing organization may consider investing directly with the Trust.
Shares held through a broker-dealer or processing organization may be transferred into the investor's name by contacting the broker-dealer or processing organization or the Transfer Agent. Certain processing organizations may receive compensation from the Distributor, the Investment Manager and/or the Subadvisor.

Purchase orders received by the Fund by 4:00 p.m.
New York Time, c/o Boston Financial Data Services, Inc.
at the address listed in the Prospectus on any Business
Day will receive the net asset value computed that day.
Purchase orders received after 4:00 p.m. from certain processing organizations which have entered into special arrangements with the Fund will also receive that day's offering price provided the orders the processing organization transmits to the Fund were received in proper form by the processing organization before 4:00 p.m. The broker-dealer, omnibus processor or investment professional is responsible for promptly transmitting orders to the Trust. Orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent.

Federal Funds or Bank Wires used to pay for purchase orders must be in U.S. dollars and received in advance, except for certain processing organizations which have entered into special arrangements with the Trust.
Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank.

To ensure that checks are collected by the Trust,
if shares purchased by check are sold before the
check has cleared, the redemption proceeds will
not be processed until the check has cleared.
This may take up to 15 days unless
arrangements are made with the Investment Manager.
However, during this 15-day period, such shareholder
may exchange such shares into any series of Managers
AMG Funds, The Managers Funds, Managers Trust I and
Managers Trust II, subject to applicable restrictions
stock as minimum investment amounts.  The 15-day
holding period for redemption proceeds would still
apply to shares purchased through such exchanges
..
If the check accompanying any purchase order does not clear, or if there are insufficient Fund in your bank account, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current shareholders, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. The Trust has the right to prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares. Third-party checks and "starter" checks are not accepted for the initial investment in the Fund or for any additional investments.

In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder's account on the Trust's books maintained by the Transfer
Agent.

Redeeming Shares
----------------
Any redemption orders received in proper form by the Trust before 4:00 p.m. New York
Time on any Business Day will receive the net asset value determined at the close of regular business of the New York Stock Exchange on that day. Orders received after 4:00 p.m. from certain processing organizations which have entered into special arrangements with the Fund will also be redeemed at the net asset value computed that day, provided the orders the processing organization transmits to the Fund were received in proper form by the processing organization before 4:00 p.m.

Redemption orders received after 4:00 p.m. New York
Time will be redeemed at the net asset value determined at the close of trading on the next
Business Day. Redemption orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent.
If you are trading through a broker-dealer or investment advisor, such investment professional is responsible for promptly transmitting orders.
There is no redemption charge. The Fund reserves the right to redeem shareholder accounts (after 60 days notice) when the value of the Investor Class shares or the Institutional Class shares in the account falls below $5,000 or $250,000, respectively, due to redemptions. Whether the Fund will exercise its right to redeem shareholder accounts will be determined by the Investment Manager on a case-by-case basis.

If the Fund determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Fund, in lieu of cash, in conformity with applicable law. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets to cash. The method of valuing portfolio securities is described under "Net Asset Value," and such valuation will be made as of the same time the redemption price is determined.

Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the request must include the shareholder's taxpayer identification number, account number, Fund number and signatures of all account holders. All redemptions will be mailed to the address of record on the shareholder's account.
In addition, if shares purchased by check are sold before the check has cleared, redemption proceeds will not be sent to the shareholder until the check has cleared. This may take up to 15 days unless arrangements are made with the Investment Manager.
The Trust reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption beyond seven days as follows: (i) during periods when the NYSE is closed for other than weekends and holidays or when trading on the NYSE is restricted as determined by the SEC by rule or regulation,
(ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Fund of, or evaluation of the net asset value of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

Exchange of Shares
------------------
An investor may exchange shares from the Fund into shares of other funds in our fund families ( for a current list of these funds,call 800-835-3879).
Since an exchange is the sale of shares of the Fund and the purchase of shares of the fund exchanged into, the usual purchase and redemption procedures, requirements and restrictions apply to each exchange.
Investors may exchange only into accounts that are registered in the same name with the same address and taxpayer identification number. In addition, an investor who intends to continue to maintain an account in the Fund may make an exchange out of the Fund only if following the exchange the investor would continue to meet the Fund's minimum investment amount.
Settlement on the purchase of shares of any series of Managers AMG Funds, The Managers Funds, Managers Trust I or Managers Trust II will occur when the proceeds from redemption become available. Shareholders are subject to federal income tax and may recognize capital gains or losses on the exchange for federal income tax purposes.
The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

Net Asset Value
---------------
The Fund computes its net asset value for each class of shares once daily on Monday through Friday on each day on which the NYSE is open for trading, at the close of business of the NYSE, usually 4:00 p.m. New York Time.
The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday,
Memorial Day, Independence Day, Labor Day, Thanksgiving
Day and Christmas Day. The Fund may close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The time at which orders are accepted and shares are redeemed may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. New York Time.

The net asset value per share of each Class is equal to the Fund's net worth (assets minus liabilities) allocable to the Class of shares divided by the number of shares outstanding of that Class. Fund securities listed on an exchange are valued at the last quoted sale price on the exchange where such securities are principally traded on the valuation date, prior to the close of trading on the NYSE or, lacking any sales, at the last quoted bid price on such principal exchange prior to the close of trading on the NYSE. Over-the-counter securities are valued at the Nasdaq Official Closing Price if one is available. Otherwise, over-the-counter securities are generally valued on the basis of the last quoted sale price or, lacking any sales, on the basis of the last quoted bid price. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures established by the Trustees.

Dividends and Distributions
---------------------------
The Fund declares and pays dividends and distributions as described in the Prospectus.

If a shareholder has elected to receive dividends and/or their distributions in cash and the postal or other delivery service is unable to deliver the checks to the shareholder's address of record, the dividends and/or distribution will automatically be converted to having the dividends and/or distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

Distribution Plan
-----------------
The Trust has adopted a "Plan of Distribution
Pursuant to Rule 12b-1" (the "Distribution Plan") with respect to the Investor Class of shares of the Fund. Under the Distribution Plan, the Trust may engage, directly or indirectly, in financing any activities primarily intended to result in the sale of Investor Class shares, including, but not limited to, (1) making payments to underwriters, securities dealers and others engaged in the sale of Investor Class shares, including payments to the Distributor to compensate or reimburse other persons for engaging in such activities and
(2) paying expenses or providing reimbursement of expenditures incurred by the Distributor or other persons in connection with the offer or sale of Investor Class shares, including expenses relating to the formulation and implementation of marketing strategies and promotional activities such as direct mail promotions and television, radio, newspaper, magazine and other mass media advertising, the preparation, printing and distribution of sales literature and reports for recipients other than existing shareholders of the Trust, and obtaining such information, analyses and reports with respect to marketing and promotional activities and investor accounts as the Trust may, from time to time, deem advisable. The Trust and the Fund are authorized to engage in the activities listed above, and in other activities primarily intended to result in the sale of Investor Class shares, either directly or through other persons with which the Trust has entered into agreements pursuant to the Distribution Plan. Under the Distribution Plan, the Board of Trustees may authorize payments to Managers Distributors, Inc.
 which may not exceed on an annual basis 0.25% of the daily net assets of the Fund allocable to the Investor Class shares. All payments by the Fund under the Distribution Plan are treated as expenses of the Investor Class and no portion of these payments is allocated to the Institutional Class shares.

		CERTAIN TAX MATTERS
		===================
The following summary of certain federal income tax considerations is based on current law, is for general information only, and is not tax advice.
This discussion does not address all aspects of taxation that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, financial institutions or broker dealers, foreign corporations, and persons who are not citizens or residents of the United States) subject to special treatment under the federal income tax laws.

EACH SHAREHOLDER IS ADVISED TO CONSULT HIS OR
HER OWN TAX ADVISOR WITH RESPECT TO THE SPECIFIC
TAX CONSEQUENCES TO THE SHAREHOLDER OF AN
INVESTMENT IN A FUND, INCLUDING THE EFFECT AND
APPLICABILITY OF FEDERAL, STATE, LOCAL, FOREIGN,
AND OTHER TAX LAWS AND THE POSSIBLE EFFECTS OF
CHANGES IN FEDERAL OR OTHER TAX LAWS.  THIS
DISCUSSION IS NOT INTENDED AS A SUBSTITUTE FOR
CAREFUL TAX PLANNING.

Federal Income Taxation of Fund-In General
------------------------------------------
The following discussion is a general summary of certain current federal income tax laws regarding the Fund and investors in the shares.
The Fund intends to qualify and elect to be treated each taxable year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended
(the "Code"), although the Fund cannot give complete assurance that it will qualify to do so.
Accordingly, the Fund must, among other things,
(a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income
(including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% test");
and (b) invest the Fund's assets (as of the close of each quarter of the taxable year) in such a manner that (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items (including receivables), Government securities and securities of other regulated investment companies, and other securities limited in respect of any one issuer
(except with regard to certain investment companies furnishing capital to development corporations) to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of the value of the Fund's total assets be invested in the securities (other than Government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers each of which the Fund owns 20% or more of the total combined voting power of all classes of stock entitled to vote, and are engaged in the same or similar trades or businesses or related trades or businesses.

If the Fund should fail to qualify as a regulated investment company in any year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions would be taxable to shareholders as corporate dividends to the extent of the Fund's current or accumulated earnings and profits. Also, the shareholders, if they received a distribution in excess of current or accumulated earnings and profits, would receive a return of capital that would reduce the basis of their shares of the Fund to the extent thereof. Any distribution in excess of a shareholder's basis in the shareholder's shares would be taxable as gain realized from the sale of such shares.

If the Fund qualifies as a regulated investment company, it will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year the Fund must distribute an amount equal to at least 98% of the sum of its ordinary income
(excluding tax-exempt interest income and not taking into account any capital gains or losses) for the calendar year, and its net capital gain income for the 12-month period ending on October 31, in addition to any undistributed portion of the respective balances from the prior year. For that purpose, any income or gain retained by the Fund that is subject to corporate tax will be considered to have been distributed by year end. The Fund intends to make sufficient distributions to avoid this 4% excise tax.

Taxation of the Fund's Investments
----------------------------------
Original Issue Discount; Market Discount.
-----------------------------------------
For federal income tax purposes, debt securities purchased by the Fund may be treated as having original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as income earned by the Fund, whether or not any income is actually received, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Under Section
1286 of the Code, an investment in a stripped bond or stripped coupon may result in original issue discount.

Debt securities may be purchased by the Fund at a discount that exceeds the original issue discount plus previously accrued original issue discount remaining on the securities, if any, at the time the Fund purchases the securities. This additional discount represents market discount for federal income tax purposes. In general, in the case of a debt security that has a fixed maturity date of more than one year from the date of issue and has market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security
(unless the Fund elects to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis. The Fund may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred or continued to purchase or carry any debt security having market discount, unless the Fund makes the election to include market discount currently. Because the Fund must include original issue discount in income, it will be more difficult for the Fund to make the distributions required for the Fund to maintain its status as a regulated investment company under Subchapter M of the Code or to avoid the 4% excise tax described above.

Options and Futures Transactions.
---------------------------------
Certain of the Fund's investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains or losses in the Fund's income for purposes of the 90% test, and require inclusion of unrealized gains in the Fund's income for purposes of the excise tax and the distribution requirements applicable to regulated investment companies;
(ii) defer recognition of realized losses; and
(iii) characterize both realized and unrealized gain or loss as short-term and long-term gain, irrespective of the holding period of the investment.
Such provisions generally apply to, among other investments, options on debt securities, indices on securities and futures contracts. The Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and prevent disqualification of the Fund as a regulated investment company.

Federal Income Taxation of Shareholders
---------------------------------------
Distributions of net realized short-term capital gains by the Fund to shareholders who are liable for federal income taxes will generally be taxed as ordinary income to such shareholders.
However, under the Jobs and Growth Tax Relief
Reconciliation Act of 2003 (effective for tax years 2003 through 2008) (the "Jobs and Growth
Act"), ordinary income distributions relating to dividend income received by the Fund will generally constitute qualified dividend income eligible for a maximum rate of 15% to individuals, trusts and estates.Under the Jobs and Growth Act, if the aggregate amount of qualified dividend income received by the Fund during any taxable year is less than 95% of the Fund's gross income (as specifically defined for that purpose), such distributions will be eligible for a maximum rate of 15% to individuals, trusts and estates, only if and to the extent designated by the Fund as qualified dividend income. The Fund may designate such distributions as qualified dividend income only to the extent the Fund itself has qualified dividend income for the taxable year with respect to which such distributions are made. Qualified dividend income is generally dividend income from taxable domestic corporations and certain foreign corporations
(e.g., foreign corporations incorporated in a possession of the United States or in certain countries with comprehensive tax treaties with the United States, or the stock of which is readily tradable on an established securities market in the United States), provided the Fund has held the stock in such corporations for more than 60 days during the 120 day period beginning on the date which is 60 days before the date on which such stock becomes ex-dividend with respect to such dividend (the
"holding period requirement"). Distributions of net capital gains will be taxed as long-term capital gains regardless of how long such shareholders have held shares of the Fund. These provisions apply whether the dividends and distributions are received in cash or reinvested in additional shares. Any loss realized upon the redemption of shares within 6 months from the date of their purchase will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains during such 6-month period. Losses incurred on the sale of shares of the Fund may be required to be deferred in the event the shareholder acquires other Fund shares within 30 days prior to the sale of the loss shares or 30 days after such sale.

Dividends paid by the Fund may be eligible for the 70% dividends-received deduction for corporations.
The percentage of a Fund's dividends eligible for such tax treatment may be less than 100% to the extent that less than 100% of the Fund's gross income may be from qualifying dividends of domestic corporations.

Any dividend declared in October, November or December of any calendar year and made payable to shareholders of record in any such month is treated as received by such shareholder on December 31 of such calendar year, provided that the Fund pays the dividend during January of the following calendar year.

Distributions by the Fund can result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a taxable distribution will then receive a return of investment upon distribution which will nevertheless be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital.

Tax-Exempt Investors
--------------------
If a shareholder that is a benefit plan investor
(e.g., an individual retirement account, pension plan, 401(k) plan, or Keogh plan) or charitable organization (a "Tax-Exempt Investor") incurs debt to finance the acquisition of its shares, a portion of the income received by the Tax-
Exempt Investor with respect to its shares would constitute unrelated business taxable income
("UBTI"). In that case, the UBTI portion of the Tax-Exempt Investor's income from its investment in a Fund for the year generally would equal the total income from its investment in the Fund recognized by the Tax-Exempt Investor in that year multiplied by the ratio of the Tax-Exempt
Investor's average acquisition debt balance to the average tax basis of its shares for the year.
A Tax-Exempt Investor is generally subject to federal income tax to the extent that its UBTI for a taxable year exceeds its annual $1,000 exclusion.

Foreign Shareholders
--------------------
Dividends of net investment income and
distribution of realized net short-term
gain in excess of net long-term loss to a shareholder who is a nonresident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a U.S.
trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations.
Distributions treated as long-term capital gains to foreign shareholders will not be subject to U.S. tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

In the case of a foreign shareholder who is a nonresident alien individual or foreign entity, the Fund may be required to withhold U.S. federal income tax as "backup withholding" at the current rate of 28% for (the calendar year 2003) from distributions treated as long-term capital gains and from the proceeds of redemptions, exchanges or other dispositions of the Fund's shares unless an appropriate IRS Form W-8 is provided. Transfers by gift of shares of the Fund by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax, but the value of shares of the Fund held by such shareholder at his or her death will be includible in his or her gross estate for U.S. federal estate tax purposes.

State and Local Taxes
---------------------
The Fund may also be subject to state and/or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult with their own tax advisers concerning the foregoing state and local tax consequences of investing in the Fund.

Other Taxation
--------------
The Fund is a series of a Massachusetts business trust. Under current law, neither the Trust nor the Fund is liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.


SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS
ABOUT THE APPLICATION OF THE PROVISIONS OF FEDERAL,
STATE, LOCAL AND FOREIGN TAX LAWS TO AN INVESTMENT
IN THE FUND IN LIGHT OF THEIR PARTICULAR TAX
SITUATIONS.


		PERFORMANCE DATA
                ================
From time to time, the Fund may quote performance in terms of yield, actual distributions, total return or capital appreciation in reports, sales literature, and advertisements published by the Fund.

Average Annual Total Return
---------------------------
The Fund may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods that the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

		P (1 + T)^n = ERV

In the above formula, P = a hypothetical initial payment of $1,000

T	=	average annual total return

n	=	number of years

ERV	=	ending redeemable value of the
hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period

The formula assumes that any charges are deducted from the initial $1,000 payment and assumes that all dividends and distributions by the Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period.


After Tax and Cumulative Returns
--------------------------------
Average Annual Total Return
(after taxes on distributions).
-------------------------------
The Fund may also advertise average annual total return (after taxes on distributions) for 1-, 5-, and 10-year periods or for such lesser period as the Fund has been in existence. Average annual total return
(after taxes on distributions) is determined by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending value, according to the following formula:

		P(1+T)^n = ATVD

In the above formula, P = a hypothetical initial payment of $1,000.

T	=	average annual total return
(after taxes on distributions)

n	=	number of years

ATVD	=	ending value of a hypothetical
$1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption

The calculation of average annual total return
(after taxes on distributions) assumes that any charges are deducted from the initial $1,000 payment and that all distributions by the Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period.
Taxes due on any distributions by the Fund are calculated by applying the tax rates discussed below to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain).
The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date, e.g. the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, such as tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law.

The tax rate used in calculating average annual return (after taxes on distributions) is the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions
(e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The calculation disregards any potential tax liabilities other than federal tax liabilities
(e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.



Average Annual Total Return
(after taxes on distributions and redemptions)
----------------------------------------------
The Fund may also advertise average annual total return (after taxes on distributions and redemption) for 1-, 5-, and 10-year periods or for such lesser period as the Fund has been in existence. Average annual total return (after taxes on distributions and redemption) is determined by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending value, according to the following formula:

		P(1+T)^n = ATVDR

In the above formula, P = a hypothetical initial payment of $1,000

T	=	average annual total return
(after taxes on distributions and redemption)

N	=	number of years

ATVDR	=	ending value of a hypothetical
$1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption

The calculation of average annual total return
(after taxes on distributions and redemption) assumes that any charges are deducted from the initial $1,000 payment and that all distributions by the Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period. Taxes due on any distributions by the Fund are calculated by applying the tax rates discussed below to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions.
Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date, e.g. the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, such as tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law.

The tax rate used in calculating average annual return (after taxes on distributions and redemption) is the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The calculation disregards any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels;
and the impact of the federal alternative minimum tax.

The ending value used in calculating average annual return (after taxes on distribution and redemption) is determined by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. Capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds. The basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distribution is separately tracked. The distribution net of taxes assumed paid from the distribution is included in determining the basis for a reinvested distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions.

The capital gain taxes (or the benefit resulting from tax losses) used in calculating average annual return (after taxes on distribution and redemption) are determined using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The calculation assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

Cumulative Total Return.
------------------------
The Fund may also advertise cumulative total return (the actual change in value of an investment in the Fund assuming reinvestment of dividends and capital gains).


Performance Comparisons
-----------------------
The Fund may compare its performance to the performance of other mutual funds having similar objectives. This comparison must be expressed as a ranking prepared by independent services or publications that monitor the performance of various mutual funds such as Lipper, Inc.
("Lipper") and Morningstar, Inc.,
("Morningstar").  Lipper prepares the
"Lipper Composite Index," a performance
benchmark based upon the average performance of publicly offered stock funds, bond funds, and money market funds as reported by Lipper.
Morningstar, a widely used independent
research firm, also ranks mutual funds by overall performance, investment objectives and assets. The Fund's performance may also be compared to the performance of various unmanaged indices such as the Russell 2000
Value Index, Russell 3000 Index, Wilshire
5000 Equity Index, Russell 3000 Growth Index,
Russell 1000 Growth Index, Standard & Poor's
500 Composite Stock Price Index, the Standard
& Poor's 400 Composite Stock Price Index or the Dow Jones Industrial Average.

Massachusetts Business Trust
----------------------------
The Fund is a series of a "Massachusetts business trust." A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the
By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability and are described below.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Declaration of Trust of the Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, instrument or undertaking made on behalf of the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions,
(i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking,
(iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Fund. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Fund. The Trustees of the Trust intend to conduct the operations of the Trust in a way as to avoid, as far as possible, ultimate liability of the shareholders of the Fund.

The Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee or agent of the Fund or to a shareholder, and that no Trustee, officer, employee or agent is liable to any third persons in connection with the affairs of the Fund, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the Fund for any satisfaction of claims arising in connection with the affairs of the Fund.
With the exceptions stated, the Trust's Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

Description of Shares
---------------------
The Trust is an open-end management investment company organized as a Massachusetts business trust in which the Fund represents a separate series of shares of beneficial interest. See
"Massachusetts Business Trust" above.  The
Trustees may classify or reclassify any series of the Trust into one or more classes. The
Trustees have authorized the issuance of two classes of shares of the Fund - the Institutional
Class and the Investor Class.

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and to divide or combine the shares of any series, if applicable, without changing the proportionate beneficial interest of each shareholder in the Fund or assets of another series, if applicable.
Each share of the Fund represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. See
"Massachusetts Business Trust" above.  Shares of the
Fund have no preemptive or conversion rights and are fully paid and nonassessable.

The shareholders of the Trust are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which shares of the Fund shall be entitled to vote. Each class will vote separately on matters affecting only that class or as otherwise required by law. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust.
The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or by the Declaration of Trust of the Trust.

Shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee from office. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the shares of the Trust. In addition, whenever ten or more shareholders of record who have been shareholders of record for at least six months prior to the date of the application, and who hold in the aggregate either shares of the Fund having a net asset value of at least $25,000 or at least 1% of the Trust's outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any of the Trustees and accompanies by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either:
(1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or
(2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed shareholder communication and form of request.
If the Trustees elect to follow the latter, the Trustees, upon the written request of such applicants accompanied by a tender of the material to be mailed and the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more objections or refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more objections, the SEC shall find, after notice and opportunity for a hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

The Trustees have authorized the issuance and sale to the public of shares of several series of the Trust. The Trustees may authorize the issuance of additional series of the Trust. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset value procedures. All consideration received by the Trust for shares ofa ny additional series, and all assets in which such consideration is invested, would belong to that series, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of the additional series will approve the adoption of any management contract, distribution agreement and any changes in the investment policies of the Fund, to the extent required by the 1940 Act.

Additional Information
----------------------
This Statement of Additional Information and the
Prospectus do not contain all of the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration
Statements, including the Exhibits filed therewith, may be examined at the office of the SEC in Washington DC.

Statements contained in the Statement of Additional
Information and the Prospectus concerning the contents or any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an Exhibit to the applicable Registration Statement. Each such statement is qualified in all respects by such reference.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus or this Statement of Additional
Information, in connection with the offer of shares of the Fund and, if given or made, such other representations or information must not be relied upon as having been authorized by the Trust, the Fund or the Distributor. The Prospectus and this Statement of Additional Information do not constitute an offer to sell or solicit an offer to buy any of the securities offered thereby in any jurisdiction to any person to whom it is unlawful for the Fund or the Distributor to make such offer in such jurisdictions.


		FINANCIAL STATEMENTS
		====================
The Fund's audited Financial Statements for the fiscal year ended February 29, 2004 and the related Notes to the Financial Statements for the Fund, as well as the Report of Independent Auditors by PricewaterhouseCoopers LLP, are incorporated by reference into this Statement of Additional
Information from the Fund's Annual Report for the fiscal year ended February 29, 2004, filed with the Securities and Exchange Commission The Fund's 2004
Annual Report is available without charge by calling
Managers AMG Funds at (800) 835-3879 or by visiting our website at www.managersamg.com or on the SEC's website at www.sec.gov.


Fund			Date of Annual Report; Date of Filing
			Of Annual Report; Accession Number
Systematic Value Fund	2/28/04;5/7/04; 0001089951-04-000021


			Appendix A
			==========
			Systematic Financial Management, LP
		 Description of Proxy Voting Policy & Procedures
		 -----------------------------------------------

Systematic Financial Management, LP's ("Systematic") approach to voting client proxies is to always vote in the long-term economic best interest of its clients. In keeping with the clients' best interest and to avoid any biased conflicts of interest, Systematic has hired JMR Financial, Inc. ("JMR") a proxy voting firm based in Washington, DC. Systematic believes that JMR's proxy voting guidelines (a copy of which follow this description) and policies correspond to Systematic's mandate of voting a proxy in each client's best interests. While JMR's policies serve as a guideline for voting proxies, JMR examines each proxy vote individually and the context in which it applies. For this reason, there may be instances in which client proxies may not be voted in strict adherence to JMR's guidelines.

Any non-routine matters are referred to Systematic's Proxy Voting Committee. The members of this committee are the Chief Operating Officer, the Manager of Operations and the Compliance Administrator. Systematic uses consensus decisions when voting an issue and does not allow portfolio managers to vote proxies independently. To address possible conflicts between its interests and those of its clients, Systematic's Proxy
Voting Committee reviews and monitors, among other matters: (i) the vote of any conflict of interest, (ii) documentation of any conflict of interest and (iii) the annual conflicts questionnaire. JMR must also submit an annual conflicts questionnaire.

JMR FINANCIAL INC.  PROXY VOTING POLICY
---------------------------------------

Auditor Standards
Auditors
================================================================
JMR Financial's policy is in accord with the requirements set forth by the Sarbanes-Oxley Act of 2002. The act states that Audit
Committee must be responsible for the appointment,
compensation, and oversight of the work of the company's
Auditor.   The Auditor must report directly to the Audit
Committee. The Audit Committee must be given the authority and funding to engage independent counsel and other advisors.
That withstanding, this policy is that only shareholders should have the express right to select an external Auditor.

In addition to the Act's stated "Prohibited Non-Audit Services," we closely examine those instances when the auditor earns fees for professional services other than those rendered in connection with the audit of the company's annual (10-K) and quarterly (10-
Q) financial statements. We hold that the Audit Committee should be aware of all other consulting services that the external auditor performs for the company. We believe that the less involved company management is in the hiring and oversight of the external Auditor, the less likely it is that management can influence or impede the Auditor's independence.

To minimize management's influence on the external Auditor, we recommend that additional disclosures of supplemental services provided to the company by external Auditors should be required. Such disclosures should include the percentage of total costs that are associated with audit, tax and other consulting services (contract internal audit, business assurance, etc.) provided by the external Auditor.

It follows that where auditors have been complacent in their responsibilities or where, in the previous year, the previous auditor was replaced for adhering to strict accounting practices, the voting fiduciary should vote against the incoming Auditor.

This policy is against proposals to ratify the acts of Auditors for the previous financial year. A vote in favor of such proposals could waive shareholders' rights to take legal action against the Auditors unless they are found to have withheld information from shareholders or provided false or misleading information to them at or before the annual meeting. It is not in shareholders' interest to surrender a legal right that they may, in a rare case, wish to exercise.

Board of Directors
Election of
Directors
================================================================
The Election of Directors usually occurs under two circumstances: uncontested elections and contested elections. While greater scrutiny must be paid to those situations where a change of control is proposed in the context of a contested election for the Board of Directors, particular attention must always be paid to the qualifications and performance of directors as well as their ability to critically focus on the management of the company.

As a general policy, the following factors should always be taken into consideration:

*	Qualifications of Individual Directors including industry
	expertise, financial and venture capital experience, strategic contacts and connections, time spent working with companies of similar size or at similar stages in the growth curve, and so on.

* The company's performance relative to its peer group and the market indices against which the company is measured;

* The independence of the Directors (as is more fully described in the Policies, below);

* The Board's overall management of the company focuses on whether it is effectively serving the best interests of the company's shareholders;

*       Company management's track record;

*  	The attendance records of Directors, which should not fall
	below 75 percent;

*       The competing time commitments that are faced when
	Director candidates serve on multiple boards. The ability of a Director to devote the time required to be a responsible and contributing member of the Board is lessened when that Director serves on multiple company Boards. With respect to Directorships of major corporations, it would be extraordinary for an individual who is spending his or her full time doing Board work to be an effective contributor on more than two additional large company boards;

* Chapter 7 bankruptcy, SEC violations, and criminal offenses by an individual Director;

* The views of employee and shareholder groups with respect to particular circumstances at a company;

* What each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

* Whether the company's CEO is also the Chairman of the Board.


Independent
Directors
================================================================
This policy holds that a majority of the Board should be Independent of the company and its management. A Board consisting of a majority of Independent Directors is critical to ensure that the Board exercises good judgment in carrying out its responsibilities and duties to select and compensate management in a value-enhancing manner for shareholders.

In addition, a Board consisting of a majority of Independent Directors will have the power to exercise effective oversight of top management particularly when this involves challenging management decisions and questioning management performance. Weighed against this is the fact that, in a change of control situation, inside Directors may be more responsive to the interests of the employees and the communities in which they operate, as opposed to company shareholders.

With regard to the definition of Independent Director, no Director qualifies as Independent unless the Director has no material relationship with the company other than the Directorship position. When assessing the materiality of a Director's relationship with the company, the issue should be considered not merely from the standpoint of the Director, but also from that of the persons or the organizations with which the Director has an affiliation.

 A director is considered not independent if he or she:

* Is, or has been, employed by the company or an affiliate;

*       Is one of the company's paid advisors/consultants;

* Is, or is affiliated with a company that is, an adviser or consultant to the Company or a member of the Company's senior management;

* Is, or is affiliated with a company that is, a significant customer or supplier;

* Is employed by, or is affiliated with, a Foundation or University that receives grants or endowments from the company;

*       Has a personal services contract with the company;

*       Is related to a Director or Officer of the company;

* Is an Officer of a firm on which the CEO or Chairman of the Board is also a Board member;

* Is employed by a public company at which an Executive Officer of the company serves as a Director;
	or

* Is a member of the immediate family of any person described above?


Independent
Nominating,
Compensation
& Audit
Committees
================================================================
This policy supports the notion that the Nominating, Compensation, and Audit Committees of the Board should consist entirely of Independent Directors. The reasoning is that 100 percent Independence is necessary for the proper functioning and oversight of these committees, which must serve as overseers of the company and its management.

Audit
Committee
================================================================
For companies with a market capitalization above $200 million (see (1) above), the Audit Committee should be composed of entirely Independent Directors. In addition, a Director who meets the definition of Independence mandated for all Audit Committee members, but who also holds 5% or more of the company's stock (or who is a general partner, controlling shareholder or officer of any such holder) cannot chair, or be a voting member of, the Audit Committee. We hold the position that allowing such a Director to be a non-voting committee member fairly balances the value of significant shareholder participation in Committee discussions against the risk that significant shareholders may have interests diverging from those of other shareholders.

The Audit Committee chair should have accounting or related financial management expertise. In addition, for companies with a market capitalization above $200 million (see (1) above),
(a) at least three members of an Audit Committee should be "financially literate" (or become so within a reasonable period of time), and (b) at least one member of the committee should have accounting expertise. This will better enable the Audit Committee to evaluate independently the information it receives, to recognize problems, to seek appropriate solutions, and to perform its job.


Compensation
Committee
================================================================
The Compensation Committee should be composed entirely of Independent Directors when the company has a market capitalization above $200 million (see (1) above).



Nominating/
Corporate
Governance
Committee
================================================================
In the absence of an independent Nominating Committee, the CEO inevitably dominates the nomination process. If at the time of initial selection a Director feels heavily indebted to the CEO for his or her place on the Board, it can hinder the Director's ability to exercise effective oversight of the Chief Executive. In addition, there is always a risk that the CEO will seek to populate the Board with individuals who are unwilling to challenge the existing management. In these situations, there is an enormous risk that the Board will not have the power it needs to carry out its activities in the best interests of shareholders. Thus, it is vital that the Nominating Committee be composed entirely of Independent Directors when the company has a market capitalization above $200 million (see
(1) above).


Separate
Offices of
Chairman of
the Board & CEO
================================================================
One factor that has a large direct impact on a company's
financial performance is the power of the CEO relative to the
Board of Directors.     The CEO normally determines the agenda
for Board meetings, controls what information the Directors receive, and often dominates the selection of who sits on the
Board and who is a member of the Board's committees.  One
of the principal functions of the Board is to monitor and
evaluate the performance of the CEO.  When the CEO of the
company is also the Chairman of the Board, his or her duty to oversee management is obviously compromised when he or she is required to monitor him or herself. This unity of power causes concern about whether having a CEO who is also the
Chairman of the Board best serves the company's
shareholders.   In these situations, there is an enormous risk that
the Board will not have the power it needs to carry out its activities in the best interests of shareholders. The principal argument in favor of a separate CEO and Chairman of the Board is that the separation enhances the ability of the Board to monitor the CEO's performance. It is assumed that Directors will feel more at ease about raising challenges to the CEO and executing their legal responsibilities for oversight if a fellow Director leads the Board. In addition, this separation guards against cases where a CEO seeks first to serve himself or herself and only secondarily the company's shareholders.

Proposals seeking to separate the positions of Chairman and
CEO should be supported.   However, a company with a
market capitalization below $200 million will in general have a limited group of leaders who can provide support an input necessary to create value, difficulty attracting qualified Directors, and difficulty absorbing the costs of retaining those directors. It may be appropriate in these instances for the position of CEO and Chairman of the Board to be held by the same individual for some period of time.


Classified
Boards
================================================================
Classified Boards are those that have staggered election terms for Directors. Typically, one-third of a company's Directors are elected in any given year. At issue is whether a Classified Board provides continuity and stability for companies who have implemented this anti-takeover device or whether it alternatively entrenches company. With a Classified Board structure in place, the Directors and management are in a better position to negotiate a better deal for shareholders in the event of an attempted takeover. However, critics of classified board structures argue that such systems entrench Directors and management. By eliminating the risks associated with standing for election annually, Directors lose some measure of accountability to shareholders and become aligned with management. In addition, opponents argue that a Classified
Board structure hurts shareholder value by depriving shareholders of takeover premiums. If a company creates a barrier to nonconsensual takeover offers, shareholders are effectively disenfranchised. Currently, all states allow companies to classify their Boards if they have a minimum number of Directors. Most states authorize nine Directors.



We hold the position that our proxy voting policy favoring Board Declassification can be justified. Empirical studies are inconclusive with respect to its utility as an effective tool for enhancing shareholder value. Moreover, there are indications that institutional investors are capable of rendering sound judgments about the value of offers made for a company without Director or management intervention. Though not a universal problem, staggered boards can reduce Director and manager accountability to shareholders when they are under performing

Term Limits
================================================================
This policy opposes proposals to limit director terms because such limits may prohibit the service by directors who are otherwise qualified to serve the company. In addition, the imposition of term limits would prevent, in many cases, directors from developing a level of expertise and complete knowledge set of a firm's financial systems and internal controls. Since other Guidelines serve to hold directors to high standards, the best way to ensure a directors' qualification is to elect him or her annually.


Director
Liability
================================================================
According to state incorporation laws in the United States, Boards have a legal responsibility for the management of a company. The downside is that Directors can face a wide range of liability claims. State jurisdictions generally agree that Directors must uphold and adhere to three basic duties vis-a-vis the companies they serve:

The duty of diligence requires that Directors make business decisions on an informed basis, and act in good faith and with an honest belief that their actions were taken to serve the best interests of the corporation

The duty of obedience is the requirement that Directors themselves must obey the law and that they must ensure that the corporation itself obeys the law. They must not commit what are called ultra vires acts - any act that is performed without the authority to commit it. In essence, directors must confine their activities within the powers conferred by the company's corporate charter and its articles of incorporation, regulations, and bylaws.

The duty of loyalty requires Directors to avoid conflicts of interest. They must refrain from personal activities that either take advantage of or injure the corporation.

Although these three duties set general legal parameters for Directors' obligations, the courts at the same time recognize that not all actions taken by Directors will benefit the corporation or in hindsight appear to have been the best course. States have therefore established what is called business judgment rule, which can be invoked in liability cases as a defense when Directors are presented with claims of mismanagement or breach of care. This rule focuses on the duty of diligence surrounding the actual process of decision making and de-emphasizes the decision outcome: "the business judgment rule provides that courts should not examine the quality of the Directors' business decisions, but only the procedures followed in reaching that decision, when determining Director Liability. "

 The voting fiduciary should generally weigh the need for full Director accountability against the company's need to retain qualified individuals who are willing to serve as Directors. Specifically, proposals to limit Director Liability should be opposed for:

* breach of duty of loyalty;

* omissions not done in good faith or acts done intentionally or in violation of the law;

* acts involving unlawful purchase or redemption of stock;

* payment of unlawful dividends;  or

* receipt of improper personal benefits.

* In addition, limiting liability for Directors when litigation is pending against the company should be opposed.


Indemnification
================================================================
Indemnification is the payment by a company of the expenses of Directors who become involved in litigation as a result of their service to a company. Proposals to indemnify a company's
Directors differ from those to eliminate or reduce their liability because with Indemnification Directors may still be liable for his or her acts or omissions, but the company will bear the costs for the Director's conduct.

This policy supports Indemnification proposals if the company can demonstrate the need to retain qualified Directors and not compromise their independence. We oppose Indemnification
when it is being proposed to insulate Directors from actions they
have already taken.   Generally, fiduciaries should:

Vote against Indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence that are more serious violations of fiduciary obligations than mere carelessness.

Compensation

Stock Option
Plans
================================================================
In evaluating a Stock Option Plan, we examine how the proposed plan would increase the company's total potential dilution above that from all existing plans and how this increase would impact shareholders' voting power and economic value.
Our vote is based, in part, on a comparison between these company specific factors and allowable total potential dilution levels derived from the company's industry sector and market capitalization peer group within the S&P 1500 Index. We also evaluate the plan's individual features such as repricing underwater stock options without shareholder approval. If these three criteria were determined to be acceptable, we would generally support including a Stock Option Plan in compensation policies for Executives and Directors as long as this plan also provides challenging performance objectives, which will motivate Executives and Directors to achieve long-term shareholder value.

In our view, Standard Stock Options reward participants for both superior and sub-par performance in a rising market, and penalize participants during a bear market. Standard Stock Options may also be more expensive than Performance-Based Options. Therefore, this policy holds that some portion of Stock

Option grants to Executives and Directors should be Performance-Based. Performance-Based Options tie compensation more closely to company performance, not to the stock market. As a result, participants in Performance-Based
Stock Option Plans are rewarded only when company shareholders benefit from stock price appreciation. Premium-
Priced and Performance-Vesting Options encourage Executives and Directors to set and meet ambitious but realistic performance targets. Indexed Options may have the added benefit of discouraging repricing in the event of an industry downturn. In addition, when Stock Options are Performance-
Based they generally are not subject to the limits contained in the 1993 Tax Law, Section 162(m), which caps income tax deductions for Executive salaries at $1 million. To ensure the full-tax deductibility of Executive pay, companies now tend to pay amounts in excess of $1 million to Executives in the form of incentive-based pay such as stock or stock options.

Performance-Based Stock Options are defined as one of the following:

Performance Vesting Stock Options - grants which do not vest or become exercisable unless specific price or business performance goals are met.

Premium Priced Stock Options - grants with an option exercise price higher than fair market value on date of grant.

Index Options - grants with a variable option exercise price geared to a relative external measure such as a comparable peer group or S&P industry index.

Performance Accelerated Stock Options - grants whose vesting is accelerated upon achievement of specific stock price or business performance goals.

This policy opposes repricing of underwater stock options. As companies increasingly align Executive and Director pay with performance, many experts defend soaring compensation figures as deserved rewards for strong company performance. That assumption can be undermined by the practice of adjusting the price of options that are underwater after a company's performance falls flat.


Executive
Compensation
Plans
================================================================
Pursuant to this policy, we scrutinize Executive Compensation Plans closely, taking into account company performance, individual Executive performance, various compensation plan features, and the potential dilution of shareholders' voting power and economic value that would occur if the Compensation Plan were implemented.

This policy generally supports linking Executive Compensation to long-term company performance. Measures of company performance can include not only financial performance, such as revenue growth and profitability, but also social corporate performance, such as the company's efforts to promote basic human rights domestically and internationally within its operations, compliance to environmental standards, health and safety standards, foreign and domestic labor standards, and downsizing and layoffs standards.

This policy holds that individual Executives should be compensated based upon their individual contributions to the achievement of the company's objectives. JMR Financial supports Executive Compensation plans which include appropriate incentives designed to align Executives' interests with the long-term growth and development of the company and the interests of its shareholders. We also believe that there are many ways in which Executives may contribute to building a successful company. While the results of these efforts should eventually appear in the company's financial statements, or be reflected in the company's stock price, many long-term strategic decisions, made in pursuing the company's growth and development, may have little visible impact in the short term.

Disclosing or
Restricting
Executive
Compensation
================================================================
Proposals that link executive compensation to the long-term goals of the company should be supported based upon the compensation factors enumerated above. In addition, proposals that seek to expand disclosure of executive compensation is of value to shareholders as long as such disclosure is not unduly burdensome on the company.


Golden
Parachutes
================================================================
Golden parachutes, which are severance packages contingent upon a change in control, may be detrimental to shareholder interests.

However, since parachutes assure covered executives of specified benefits, they may reduce management accountability to shareholders and reduce their incentives to maximize shareholder value during merger negotiations. Golden parachutes may also be unnecessary and a waste of corporate assets. In light of these negatives, companies should ban or put to shareholder approval all future golden parachutes.

As a matter of proxy voting policy, management proposals to award golden parachutes should be opposed. Conversely, shareholder proposals that seek to eliminate these compensation mechanisms should be supported. In addition, proposals seeking prior shareholder approval before implementing severance agreements are supported. In light of generous compensation packages already given to most executives, golden parachutes are unjustified.


Outside
Director
Compensation
& Benefits
================================================================
This policy scrutinizes Director Compensation plans closely, taking into account company performance; individual director qualifications and performance; various Director Compensation Plan features; and the potential total dilution of shareholders' voting power and economic value which would occur if the Compensation Plan were implemented.

JMR Financial holds the position that each Director has the duty and responsibility to oversee the company in a manner, which will effectively serve the best interests of the company's shareholders. We believe that Director Compensation should be based upon the Company's successful achievement of its goals, be they strategic and or financial in nature, and the contributions of each Director to the achievement of these goals. We recognize that as a company moves though its life cycle and product cycles, different Director skill sets and qualifications will be needed at different points in time. These might include industry expertise; financial and venture capital experience; strategic contacts and connections; time spent working with companies of similar size or at similar stages in the growth curve; etc. Director Compensation Plans should be formulated, not only to attract and retain the most qualified Directors, but also to provide appropriate incentives to align Directors' interests with the long-term growth and development of the Company and the interests of its shareholders

Corporate Governance
Broader
Participation
on the Board
================================================================
This policy supports proposals requesting that companies make efforts to seek more women and minorities to serve on their boards. Gender and ethnic diversity brings different perspectives to boards, which, in turn, can lead to improved corporate performance.


Increasing
Authorized
Common
Stock
================================================================
Increasing the number of shares of a company's common stock should be based upon a persuasive justification for the increase.
Providing adequate shares for a stock split is justification for an increase whereas additional shares to implement an anti-takeover defense probably do not justify such an increase.


Blank-Check
Preferred
Stock
================================================================
We oppose requests that authorize blank check preferred stock - that is, preferred stock that includes broad powers granted to directors to establish voting, dividend and other rights without shareholder review.


Reincorporation
================================================================
We generally vote in favor of reincorporation in another jurisdiction so long as there is sound justification for doing so and there is no significant diminution of corporate governance, management accountability or workers' rights. With respect to reincorporating to an offshore jurisdiction, we look closely at the company's rationale for such action. Enhancement of shareholder value through tax savings as a result of reincorporating offshore is only one of several factors that are considered when supporting or opposing a proposal to reincorporate.


Shareholder
Rights Plans
(Poison Pills)
================================================================
Shareholder Rights Plans, typically known as "Poison Pills," take the form of rights or warrants issued to shareholders and are triggered when a potential acquiring stockholder reaches a certain threshold of ownership. When triggered, poison pills generally allow shareholders to purchase shares from, or sell shares back to, the target company and/or the potential acquirer at a price far out of line with the fair market value. Depending on the type of pill, the triggering event can either transfer wealth from the target company or dilute the equity holdings of current shareholders. Poison pills insulate management from the threat of change in control and provide the target board with veto power over takeover bids. Because poison pills greatly alter the balance of power between shareholders and management, shareholders should be allowed to make their own evaluation of such plans.

This policy on Poison Pills focuses on whether management puts the Poison Pill to a periodic vote of the shareholders, and whether acquisition attempts thwarted by the pill could be detrimental to the long-term interests of plan beneficiaries. Unless specific circumstances, which serve the long-term interests of plan beneficiaries, are best served, this policy generally opposes poison pills.

Board Size &
Compensation
================================================================
The voting fiduciary should consider voting in favor of changing the board size when there is a satisfactory justification for doing so.


Supermajority
Voting Requirements
================================================================
When considering a vote in favor of supermajority voting, consider that these special voting requirements could be used to entrench management or favor a minority shareholder group.


Dual Class Voting
================================================================
The voting fiduciary should consider the principle of one share - one vote when voting on such a proposal. Its impact on share value and the creation of unequal voting rights should be considered.

Cumulative Voting
================================================================
Most corporations provide that shareholders are entitled to cast one vote for each share owned. Under a Cumulative Voting scheme the shareholder is permitted to have one vote per share for each Director to be elected. Shareholders are permitted to apportion those votes in any manner they wish among the Director candidates. Shareholders have the opportunity to elect a minority shareholder to a board not controlled by a majority shareholder through cumulative voting, thereby ensuring representation for all sizes of shareholders. Shareholders need to have flexibility in supporting candidates for a company's board of directors. This is the only mechanism that minority shareholders can use to be represented on a company's board.
Cumulative voting is a method for obtaining minority shareholder representation on a Board of Directors and is a way of obtaining Board independence from management and thus, should generally be supported.

Shareholders'
Right to Call
Special Meetings
================================================================
In considering this issue, we weigh the importance of shareholders' need to raise important issues against the potential for facilitating changes in control at the company.

Approving
Other Business
================================================================
Granting management the authority to approve other business gives management broad authority to act without prior shareholder approval and should be generally opposed.

Equal Access
to the Proxy
================================================================
Proposals that give shareholders the same ability as management to state their views on contested proxy issues enhances corporate accountability. Therefore, proposals advocating equal access to the proxy should be supported.

Fair-Price Provisions
================================================================
Fair price provisions help guard against two-tiered tender offers, in which a raider offers a substantially higher cash bid for an initial and often controlling stake in a company and then offers a lower price for the remaining shares. The coercive pressures associated with two-tiered offers may force shareholders to tender their holdings before they have considered all relevant facts. These provisions guarantee an equal price for all shareholders and should be supported.

			PART C
	To the Registration Statement of
	Managers AMG Funds (the "Trust")
	================================

Item 23.	Exhibits.
--------	---------



Exhibit No.	Description
-----------	-----------
a.1		Master Trust Agreement dated June 18, 1999.(i)

a.2	        Amendment No. 1 to Master Trust Agreement changing the name of the "Essex Growth Fund" to "Essex Aggressive Growth Fund." (ii)

a.3	        Amendment No. 2 to Master Trust Agreement changing the name of the Trust to "Managers AMG Funds." (ii)

a.4	        Amendment No. 3 to Master Trust Agreement establishing a new series of shares of beneficial interest of the Trust designated as the "Frontier Growth Fund." (iv)

a.5	        Amendment No. 4 to Master Trust Agreement establishing a new series of shares of beneficial interest of the Trust designated as the "First Quadrant Tax-Managed Equity Fund." (iv)

a.6	        Amendment No. 5 to Master Trust Agreement establishing a new series of shares of beneficial interest of the Trust designated as the "Frontier Small Company Value Fund." (v)

a.7		Amendment No. 6 to Master Trust Agreement establishing two new
		series of shares of beneficial interest of the Trust designated
		as the "Rorer Large-Cap Fund" and the "Rorer Mid-Cap Fund." (vi)

a.8		Amendment No. 7 to Master Trust Agreement establishing Investor
		and Institutional Classes of shares of the Essex Aggressive
		Growth Fund and Investor and Institutional Classes of shares of
		the Systematic Value Fund.  (ix)

a.9		Amendment No. 8 to Master Trust Agreement establishing a new
		series of shares of beneficial interest of the Trust designated
		as the "Burridge Small Cap Growth Fund." (xi)

a.10		Amendment No. 9 to Master Trust Agreement establishing a new
		series of shares of beneficial interest of the Trust designated
		as "Essex Large Cap Growth Fund."  (xii)

b.		By-Laws of the Trust dated June 18, 1999. (i)




c.		Sections 4.2(d), 4.2(e), 4.2(f), 4.2(i), 4.2(j), 4.2(k), 4.2(m),
		4.6, 6.3, 6.5, 6.6, 7.1, 7.2 and 7.3 and Article V of the Master
		Trust Agreement are included in Exhibit a. (i)

d.1		Investment Management Agreement between the Registrant and The
		Managers Funds LLC, dated as of October 19, 1999. (ii)

d.2		Sub-Advisory Agreement between The Managers Funds LLC and Essex
		Investment Management Company, LLC with respect to the Essex
		Aggressive Growth Fund, dated as of October 19, 1999. (ii)

d.3		Form of Letter Agreement to Investment Management Agreement
		between the Registrant and The Managers Funds LLC with respect to
		the Rorer Large-Cap Fund. (vi)

d.4		Form of Letter Agreement to Investment Management Agreement
		between the Registrant and The Managers Funds LLC with respect to
		the Rorer Mid-Cap Fund. (vi)

d.5		Form of Sub-Advisory Agreement between The Managers Funds LLC and
		Rorer Asset Management, LLC with respect to the Rorer Large-Cap
		Fund and the Rorer Mid-Cap Fund, dated December 5, 2001. (vi)

d.6		Form of Letter Agreement to Investment Management Agreement
		between the Registrant and The Managers Funds LLC with respect to
		the Systematic Value Fund.  (ix)

d.7		Form of Sub-Advisory Agreement between The Managers Funds LLC and
		Systematic Financial Management, L.P. with respect to the
		Systematic Value Fund.  (ix)

d.8		Form of Letter Agreement to the Investment Management Agreement
		between the Registrant and The Managers Funds LLC with respect to
		the Burridge Small Cap Growth Fund.  (xi)

d.9		Form of Sub-Advisory Agreement between The Managers Funds, LLC
		and The Burridge Group LLC with respect to the Burridge Small Cap
		Growth Fund.  (xi)

d.10		Form of Letter Agreement to the Investment Management Agreement
		between the Registrant and The Managers Funds LLC with respect to
		Essex Large Cap Growth Fund.  (xiii)

d.11		Form of Sub-Advisory Agreement between The Managers Funds, LLC
		and Essex Investment Management Company, LLC with respect to
		Essex Large Cap Growth Fund.  (xiii)




e.1		Distribution Agreement between the Registrant and Managers
		Distributors, Inc., dated April 1, 2001.  (viii)

e.2		Intentionally omitted.

e.3		Intentionally omitted.

e.4		Form of Letter Agreement to the Distribution Agreement between
		the Registrant and Managers Distributors, Inc. with respect to
		the Rorer Large-Cap Fund and the Rorer Mid-Cap Fund. (vi)

e.5		Form of Letter Agreement to the Distribution Agreement between
		the Registrant and Managers Distributors, Inc. relating to Essex
		Aggressive Growth Fund and Systematic Value Fund.  (ix)

e.6		Form of Letter Agreement to the Distribution Agreement between
		the Registrant and Managers Distributors, Inc. relating to the
		Burridge Small Cap Growth Fund.  (xi)

e.7		Form of Letter Agreement to the Distribution Agreement between
		the Registrant and Managers Distributors, Inc. relating to Essex
		Large Cap Growth Fund.  (xiii)

f.		Not applicable.

g.		Custodian Agreement between the Registrant and The Bank of New
		York.  (xii)

h.		Form of Transfer Agency Agreement between the Registrant and
		Boston Financial Data Services, Inc.  (ii)

i.1		Opinion and Consent of Goodwin Procter LLP with respect to the
		Investor and Institutional Class shares of the Essex Aggressive
		Growth Fund.  (x)

i.2		Opinion and Consent of Goodwin Procter LLP with respect to the
		Rorer Large-Cap Fund and the Rorer Mid-Cap Fund. (vi)

i.3		Opinion and Consent of Goodwin Procter LLP with respect to the
		Systematic Value Fund.  (ix)

i.4		Opinion and Consent of Goodwin Procter LLP with respect to the
		Burridge Small Cap Growth Fund.  (xi)

i.5		Opinion and Consent of Goodwin Procter LLP with respect to Essex
		Large Cap Growth Fund.  (xiii)

j.		Consent of PricewaterhouseCoopers LLP with respect to Systematic
		Value Fund.  (filed herewith)




k.		Not Applicable.

l.1		Power of Attorney for the Trustees of the Registrant dated March
		14, 2003. (xiii)

l.2		Power of Attorney for the Officers of the Registrant dated March
		14, 2003. (xiii)

m.1		Plan of Distribution Pursuant to Rule 12b-1, dated as of October
		15, 1999. (ii)

m.2		Addendum to Plan of Distribution Pursuant to Rule 12b-1 with
		respect to the Rorer Large-Cap Fund and the Rorer Mid-Cap Fund. (vi)

n.		Multiple Class Expense Allocation Plan adopted pursuant to Rule 18f-3.  (viii)

n.1		Revised Schedule A to Multiple Class Expense Allocation Plan
		adopted pursuant to Rule 18f-3.  (ix)

o.		Not applicable.

p.1		Code of Ethics of the Trust. (iii)

p.2		Code of Ethics of The Managers Funds LLC and Managers
		Distributors, Inc. (vii)

p.3		Code of Ethics of Essex Investment Management Company, LLC. (iv)

p.4		Code of Ethics of Rorer Asset Management, LLC. (xiv)

p.5		Code of Ethics of Systematic Financial Management, L.P.  (ix)

p.6		Code of Ethics of The Burridge Group LLC.  (xi)




(i)	Filed as an exhibit to the Registrant's
	Registration Statement on Form N-1A,
	Registration No. 333-84639 (filed August 6, 1999), under the same exhibit number.

(ii)	Filed as an exhibit to Pre-Effective
	Amendment No. 2 to the Registrant's
	Registration Statement on Form N-1A,
	Registration No. 333-84639
	(filed October 21, 1999), under the
	same exhibit number.

(iii)	Filed as an exhibit to Post-Effective
	Amendment No. 4 to the Registrant's
	Registration Statement on Form N-1A,
	Registration No. 333-84639
	(filed September 15, 2000), under the
	same exhibit number.

(iv)	Filed as an exhibit to Post-Effective
	Amendment No. 5 to the Registrant's
	Registration Statement on Form N-1A,
	Registration No. 333-84639
	(filed November 14, 2000), under the
	same exhibit number.

(v)	Filed as an exhibit to Post-Effective
	Amendment No. 8 to the Registrant's
	Registration Statement on Form N-1A,
	Registration No. 333-84639
	(filed February 20, 2001), under the
	same exhibit number.

(vi)	Filed as an exhibit to Post-Effective
	Amendment No. 10 to the Registrant's
	Registration Statement on Form N-1A,
	Registration No. 333-84639 (
	filed October 5, 2001), under the
	same exhibit number.

(vii)	Filed as an exhibit to Post-Effective
	Amendment No. 11 to the Registrant's
	Registration Statement on Form N-1A,
	Registration No. 333-84639
	(filed December 19, 2001), under the
	same exhibit number.

(viii)	Filed as an exhibit to Post-Effective
	Amendment No. 12 to the Registrant's
	Registration Statement on Form N-1A,
	Registration No. 333-84639
	(filed December 31, 2001), under the
	same exhibit number.

(ix)	Filed as an exhibit to Post-Effective
	Amendment No. 13 to the Registrant's
	Registration Statement on Form N-1A,
	Registration No. 333-84639
	(filed January 17, 2002), under the
	same exhibit number.

(x)	Filed as an exhibit to Post-Effective
	Amendment No. 14 to the Registrant's
	Registration Statement on Form N-1A,
	Registration No. 333-84639
	(filed January 30, 2002), under the
	same exhibit number.

(xi)	Filed as an exhibit to Post-Effective
	Amendment No. 17 to the Registrant's
	Registration Statement on Form N-1A,
	Registration No. 333-84639
	(filed April 11, 2002), under the
	same exhibit number.

(xii)	Filed as an exhibit to Post-Effective
	Amendment No. 19 to the Registrant's
	Registration Statement on Form N-1A,
	Registration No. 333-84639
	(filed January 31, 2003), under the
	same exhibit number.

(xiii)	Filed as an exhibit to Post-Effective
	Amendment No. 22 to the Registrant's
	Registration Statement on Form N-1A,
	Registration No. 333-84639
	(filed April 29, 2003), under the
	same exhibit number.

(xiv)	Filed as an exhibit to Post-Effective
	Amendment No. 25 to the Registrant's
	Registration Statement on Form N-1A,
	Registration No. 333-84639
	(filed March 1, 2004), under the
	same exhibit number.

Item 24.	Persons Controlled by or Under
-------		Common Control with Registrant.
	  	-------------------------------
		None.

Item 25.	Indemnification.
--------	----------------

        Under Article VI of the Registrant's
Master Trust Agreement, any present or former
Trustee, Officer, agent or employee or person serving in such capacity with another entity at the request of the Registrant ("Covered Person") shall be indemnified against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromises or as fines or penalties and expenses, including reasonable legal and accounting fees, in connection with the defense or disposition of any proceeding by or in the name of the Registrant or any shareholder in his capacity as such if:
(i) a favorable final decision on the merits is made by a court or administrative body; or
(ii) a reasonable determination is made by a vote of the majority of a quorum of disinterested
Trustees or by independent legal counsel that the Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in his office ("Disabling Conduct"); or
(iii) a determination is made to indemnify the Covered Person under procedures approved by the Board of Trustees which in the opinion of independent legal counsel are not inconsistent with the Investment Company Act of 1940, as amended
(the "1940 Act"). Said Article VI further provides that the Registrant shall indemnify any Covered
Person against any such liabilities and expenses incurred in connection with the defense or disposition of any other type of proceeding except with respect to any matter as to which the Covered
Person shall have engaged in Disabling Conduct or shall have been finally adjudicated not to have acted in good faith and in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Registrant.

Item 26.	Business and Other Connections of
--------		Investment Adviser.
		---------------------------------

        The Managers Funds LLC, a registered
investment adviser, is a subsidiary of Affiliated
Managers Group, Inc. ("AMG") and AMG serves as its
Managing Member. The Managers Funds LLC serves as an investment adviser to investment companies registered under the 1940 Act. The business and other connections of the officers and directors of The Managers Funds LLC, are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference.
The file number of said Form ADV is 801-56365.

        Essex Investment Management Company, LLC
("Essex") serves as subadvisor to the Essex Aggressive
Growth Fund.  AMG owns a majority interest in Essex.
Essex is the successor firm to Essex Investment
Management Company, Inc., which was formed in 1976.
The business and other connections of the officers and directors of Essex are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said Form ADV is 801-12548.

        Rorer Asset Management, LLC ("Rorer") serves as subadvisor to the Rorer Large-Cap Fund and to the Rorer Mid-Cap Fund. AMG owns a majority interest in Rorer. Rorer is the successor firm to Rorer Asset
Management Company, L.P., which was formed in 1978.
The business and other connections of the officers and directors of Frontier are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said Form ADV is 801-56110.

        Systematic Financial Management, L.P.
("Systematic") serves as subadvisor to the Systematic
Value Fund. AMG owns a majority interest in Systematic. Systematic was formed in 1983. The business and other connections of the officers and directors of Systematic are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said Form ADV is 801-48908.

        The Burridge Group LLC ("Burridge") serves as subadvisor to the Burridge Small Cap Growth Fund.
AMG owns a majority interest in Burridge. Burridge was formed in 1986. The business and other connections of the officers and directors of Burridge are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said
Form ADV is 801-53275.

Item 27.	Principal Underwriters.
--------	----------------------
(a)	Managers Distributors, Inc. acts as
	principal underwriter for the Registrant.
	Managers Distributors, Inc. also acts as principal underwriter for The Managers Funds, The Managers Trust I and The Managers Trust II.

(b)	The following information relates to the
	directors, officers and partners of Managers
	Distributors, Inc.:



Name and Principal  			Positions and Offices		Positions and Offices
Business Address	  		with Underwriter		       with Fund
------------------			---------------------		---------------------

Nathaniel Dalton 			Director			None
c/o Affiliated Managers Group, Inc.
600 Hale Street
Prides Crossings, Massachusetts
01965

Daniel J. Shea 				Director			None
c/o Affiliated Managers Group,
Inc.
600 Hale Street
Prides Crossings, Massachusetts
01965


John Kingston, III 			Director and Secretary		Secretary
c/o Affiliated Managers Group,
Inc.
600 Hale Street


Prides Crossings, Massachusetts
01965

Peter M. Lebovitz 			President			President
800 Connecticut Avenue
Norwalk, Connecticut 06854

Donald S. Rumery 			Treasurer			Treasurer and Principal
800 Connecticut Avenue 							Accounting Officer
Norwalk, Connecticut 06854



(c)	Not applicable.

Item 28.	Location of Accounts and Records.
--------	---------------------------------

        The accounts and records of the Registrant are maintained at the offices of the Registrant at 800 Connecticut Avenue, Norwalk, Connecticut 06854 and at the offices of the Custodian, The
	Bank of New York, 100 Church Street, New York,
	New York 10286 and at the offices of the Transfer Agent, Boston Financial Data Services, Inc. 1776 Heritage Drive, North Quincy,
	Massachusetts  01171.

Item 29.	Management Services.
--------	--------------------
        There are no management-related service
	contracts other than the Investment Management
	Agreement relating to management services described in Parts A and B.

Item 30.	Undertakings.
--------	-------------

        Not applicable.

			Exhibit j.
			----------




	CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
	========================================================

We hereby consent to the incorporation by reference in this Registration Statement on Form N-1A of our Report of Independent Registered Public Accounting Firm dated
April 16, 2004, relating to the financial statements and financial highlights which appears in the February 29, 2004 Annual Report to Shareholders of Systematic Value Fund, which are also incorporated by reference into the Registration Statement. We also consent to the references to us under the headings "Financial Highlights", "Independent Registered Public Accounting Firm" and "Financial Statements" in such Registration Statement.



PricewaterhouseCoopers LLP
Boston, Massachusetts
June 30, 2004

			SIGNATURES
			----------
Pursuant to the requirements of the Securities
Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration
Statement under Rule 485(b) of the Securities Act and has duly caused this Amendment to the Registration
Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Norwalk and State of Connecticut, on the 1st day of July, 2004.



			MANAGERS AMG FUNDS

			BY:  /s/ Donald S. Rumery
 			Donald S. Rumery
 			Treasurer


Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.




Signature		Title			Date
---------		-----			----
Jack W. Aber*		Trustee			July 1, 2004

William E. Chapman, II*	Trustee			July 1, 2004

Edward J. Kaier*	Trustee			July 1, 2004

Eric Rakowski*		Trustee			July 1, 2004

Peter M. Lebovitz*	President and Trustee	July 1, 2004
		(Principal Executive Officer)

Galan G. Daukas*	Chief Financial Officer	July 1, 2004
		(Principal Financial Officer)

/s/Donald S.Rumery
------------------
Donald S. Rumery	Treasurer 		July 1, 2004
		(Principal Accounting Officer)





/s/ Donald S. Rumery
--------------------
*By Donald S. Rumery pursuant to Power of Attorney.

